Chase Vista Taxable Money Market Funds
                               Chairman's Letter

                                                                  April 10, 1999
Dear Shareholder:

We are pleased to present this semi-annual report on each of the taxable Chase Vista Money Market FundsSM. Inside, you will find current seven-day yields for each fund as of February 28, 1999 as well as listings of current holdings.


Taxable Fixed Income Markets Move Higher Amidst Market Volatility

At the start of the period, concerns about fiscal difficulties in southeast Asia were replaced by worries over mounting economic and currency problems in Russia. Fearing a global liquidity crisis, investors turned their attention from stocks to bonds, sending prices markedly higher and interest rates sharply lower.

To keep the U.S. economy from receding during this period, the Federal Reserve Board reduced short-term interest rates in September, the first rate change by the central bank since March, 1997. The Fed trimmed rates again in the following two months, which reduced fears of a worldwide economic retreat.

In January, global economic worries hit the market again--albeit briefly--due to financial difficulties in Brazil. A robust Gross Domestic Product report released at month's end had little impact on interest rates due to fears that China might devalue its currency and Brazil's problems would linger.

In February, however, Brazil's economic troubles abated and another round of stronger-than-expected economic reports caused interest rates to rise significantly.

Despite the U.S. economy's robust showing in recent months--and a near-term outlook that calls for potentially more of the same, we believe the economy will begin to slow as the year progresses. It's worth noting that this sentiment was shared by Fed Chairman Alan Greenspan during his semi-annual Humphery-Hawkins testimony in February.



Sincerely,


/s/ Fergus Reid

Fergus Reid

          Chase Vista 100% U.S. Treasury Securities Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                            Objective   High current income consistent with
                                        capital preservation

                  Primary investments   Direct obligations of the U.S. Treasury
                                        including Treasury bills, bonds and notes

      Suggested investment time frame   Short-term

                Share classes offered   Vista, Premier and Institutional Shares

                           Net assets   $4.6 Billion

                     Average maturity   69 days

                           S&P Rating   Not Rated

                       Moody's Rating   Not Rated

                          NAIC Rating   Not Rated

Maturity Schedule

 1-14 days ............      13.85%
 15-30 days ...........       0.00%
 31-60 days ...........      28.23%
 61-90 days ...........      33.00%
 91-180 days ..........      17.93%
 181-270 days .........       6.99%
 270+ days ............       0.00%

          Chase Vista 100% U.S. Treasury Securities Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments         97.7%
Cash/Other           2.3%


Yields

                                                 7-Day SEC Yield(1)
                                                 ------------------
 Vista Shares                                          4.05%
 Premier Shares                                        4.14%
 Institutional Shares                                  4.39%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 3.93%, for Premier Shares 4.10% and for Institutional Shares 4.30%. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista 100% U.S. Treasury Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)

   Principal
   Amount      Issuer                                 Value
---------------------------------------------------------------
               U.S. Treasury Securities -- 111.6%
---------------------------------------------------------------
               U.S. Treasury Bills -- 30.6%
$   308,790    4.17%, 03/04/99                      $  308,682
     22,840    4.32%, 04/08/99                          22,736
    189,980    4.49%, 04/22/99                         188,744
    615,438    4.74%, 04/22/99                         611,244
    183,575    4.48%, 05/13/99                         181,917
    100,000    4.50%, 05/20/99                          99,000
                                                    ----------
                                                     1,412,323
                                                    ----------
               U.S. Treasury Notes -- 81.0%
    292,053    5.50%, 02/28/99                         292,053
    112,090    5.88%, 02/28/99                         112,090
    359,440    6.25%, 03/31/99                         359,953
    269,824    7.00%, 04/15/99                         270,582
    782,955    6.38%, 04/30/99                         784,965
    150,000    6.50%, 04/30/99                         150,473
    481,165    6.38%, 05/15/99                         482,524
    360,000    6.25%, 05/31/99                         361,405
    100,000    6.75%, 05/31/99                         100,509
    281,770    6.00%, 06/30/99                         283,088
    177,270    6.75%, 06/30/99                         178,484
    207,000    6.88%, 08/31/99                         209,230
    150,000    5.75%, 09/30/99                         150,885
                                                    ----------
                                                     3,736,241
---------------------------------------------------------------
               Total Investments -- 111.6%          $5,148,564
               (Cost $5,148,564)**
---------------------------------------------------------------

**--The cost of securities is substanitally the same for federal income tax purposes.

                       See notes to financial statements.

                 Chase Vista U.S. Government Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

        Objective                     High current income consistent with
                                      capital preservation

  Primary investments                 Direct obligations of the U.S. Treasury
                                      and its Agencies including Treasury bills,
                                      bonds, notes and repurchase agreements

    Suggested investment time frame   Short-term

              Share classes offered   Vista, Premier and Institutional Shares

                         Net assets   $7.7 Billion

                   Average maturity   56 days

                        S&P Rating*   AAA

                    Moody's Rating*   Aaa

                       NAIC Rating*   Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      79.40%
 15-30 days ...........       4.44%
 31-60 days ...........       0.00%
 61-90 days ...........       0.91%
 91-180 days ..........       0.00%
 181-270 days .........       0.69%
 270+ days ............      14.56%

                 Chase Vista U.S. Government Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments         95.8%
Cash/Other           4.2%

Yields

                                                7-Day SEC Yield(1)
                                                ------------------
 Vista Shares                                          4.40%
 Premier Shares                                        4.54%
 Institutional Shares                                  4.73%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.30% for Vista Shares, 4.41% for Premier Shares and 4.66% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)

  Principal
  Amount      Issuer                                            Value
---------------------------------------------------------------------
              U.S. Government Agency Obligations -- 93.1%
---------------------------------------------------------------------
            Federal Farm Credit Bank, Interest -- 1.0%
$   50,000    4.87%, 04/01/99                                 $50,000
    30,000    5.48%, 03/01/99                                  30,000
                                                              -------
                                                               80,000
                                                              -------
            Federal Farm Credit Bank, FRN -- 1.4%
    75,000    4.73%, 06/22/99                                  74,986
    30,000    4.78%, 03/02/99                                  30,000
                                                              -------
                                                              104,986
                                                              -------
            Federal Home Loan Bank, Debentures -- 8.7%
    67,000    4.85%, 01/27/00                                  66,995
   100,000    4.90%, 01/14/00                                 100,008
    80,000    4.90%, 02/04/00                                  79,992
   100,000    4.91%, 02/09/00                                  99,977
    50,000    4.92%, 01/13/00                                  50,003
   100,000    4.97%, 02/16/00                                 100,000
    43,750    5.00%, 02/24/00                                  43,750
    35,000    5.00%, 02/26/00                                  35,000
     5,000    5.00%, 10/28/99                                   5,000
    40,000    5.03%, 02/25/00                                  40,000
    50,000    5.25%, 12/30/99                                  50,000
                                                              -------
                                                              670,725
                                                              -------
            Federal Home Loan Bank, Discount Notes -- 3.9%
   100,000    4.72%, 03/12/99                                  99,856
   200,000    4.93%, 03/31/99                                 199,178
                                                              -------
                                                              299,034
                                                              -------
            Federal Home Loan Bank, FRN -- 5.5%
    48,000    4.84%, 02/04/00                                  47,996
    75,000    4.87%, 06/17/99                                  74,995
   100,000    4.89%, 11/09/99                                  99,952
    50,000    5.04%, 08/12/99                                  49,987
    50,000    5.08%, 04/01/99                                  49,997
   100,000    5.11%, 08/19/99                                  99,966
                                                              -------
                                                              422,893
                                                              -------

                         See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                                      Value
------------------------------------------------------------------
            Federal Home Loan Mortgage Corp. -- 1.0%
$   75,000    5.20%, 12/03/99                           $   75,000
                                                        ----------
            Federal Home Loan Mortgage Corp.,
            Discount Note -- 40.5%
   175,000    4.70%, 03/01/99                              175,000
   100,000    4.71%, 05/03/99                               99,176
   139,950    4.73%, 03/26/99                              139,490
   300,000    4.74%, 03/30/99                              298,854
   350,000    4.74%, 03/31/99                              348,617
   559,099    4.75%, 03/15/99                              558,067
   250,000    4.75%, 03/18/99                              249,439
   149,200    4.75%, 05/14/99                              147,743
   200,000    4.76%, 04/14/99                              198,836
   150,000    4.77%, 03/26/99                              149,503
   100,860    4.79%, 03/31/99                              100,457
   248,000    4.93%, 03/12/99                              247,624
   398,208    4.94%, 03/30/99                              396,626
                                                        ----------
                                                         3,109,432
                                                        ----------
            Federal National Mortgage
            Association, Discount Note -- 15.6%
   302,637    4.74%, 03/15/99                              302,079
   110,000    4.75%, 03/15/99                              109,797
   100,000    4.77%, 04/08/99                               99,497
   480,000    4.78%, 04/06/99                              477,712
    41,000    4.97%, 03/29/99                               40,842
    85,122    5.00%, 03/01/99                               85,122
    81,000    5.00%, 03/03/99                               80,978
                                                        ----------
                                                         1,196,027
                                                        ----------
            Federal National Mortgage
            Association, MTN --  3.0%
   150,000    5.52%, 03/26/99                              149,995
    81,000    5.53%, 03/16/99                               81,013
                                                        ----------
                                                           231,008
                                                        ----------


                       See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)


  Principal
  Amount      Issuer                                          Value
---------------------------------------------------------------------
            Federal National Mortgage
            Association, FRN -- 5.6%
$   50,500    4.60%, 06/02/99                               $  50,492
    37,000    4.60%, 09/22/99                                  36,976
    50,000    4.73%, 05/05/99                                  49,993
   175,000    4.83%, 05/28/99                                 174,967
    50,000    4.88%, 05/21/99                                  49,991
    70,000    4.98%, 06/15/99                                  69,982
                                                            ---------
                                                              432,401
                                                            ---------
            Student Loan Marketing Association -- 1.6%
    48,000    4.90%, 10/29/99                                  48,000
    75,000    5.00%, 01/27/00                                  75,000
                                                            ---------
                                                              123,000
                                                            ---------
            Student Loan Marketing Association, FRN -- 5.3%

   130,000    4.76%, 12/03/99                                 129,936
   200,000    4.83%, 02/10/00                                 199,926
    25,000    4.87%, 08/02/99                                  25,000
    50,000    5.60%, 04/15/99                                  49,997
                                                            ---------
                                                              404,859
---------------------------------------------------------------------
            U. S. Government Agency                         7,149,365
            Obligations (Cost $7,149,365)
---------------------------------------------------------------------
              Repurchase Agreements -- 3.0%
---------------------------------------------------------------------
    83,941  Lehman Brothers Inc., 4.65%, due
              03/01/99, (dated 02/26/99,
              Proceeds $83,974, Secured by:
              FNMA Pools, 7.00% through
              12.00%, due 04/01/01 through
              07/01/26; Market Value
              $85,620)                                        83,941
   150,000  Morgan Stanley & Co., Inc.,
              4.84%, due 03/01/99, (Dated
              02/26/99, Proceeds $150,061,
              Secured by FNMA Pools, 5.94%
              through 7.50%, due 11/01/27
              through 04/01/35; Market Value
              $154,843)                                       150,000
---------------------------------------------------------------------

                         See notes to financial statements.

Chase Vista U.S. Government Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

 Principal
 Amount    Issuer                          Value
---------------------------------------------------
           Total Repurchase Agreements   $  233,941
           (Cost $233,941)
---------------------------------------------------
           Total Investments -- 96.1%    $7,383,306
           (Cost $7,383,306)**
---------------------------------------------------

**   -- The cost of securities is substanitally the same for federal income tax purposes.
FNMA -- Federal National Mortgage Association
FRN  -- Floating Rate Note: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at February 28,1999.
MTN  -- Medium Term Note


                       See notes to financial statements.

                  Chase Vista Treasury Plus Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

        Objective                      High current income consistent with
                                       capital preservation

  Primary investments                  Direct obligations of the U.S. Treasury
                                       including Treasury bills, bonds and notes
                                       as well as repurchase agreements which
                                       are fully collateralized by obligations
                                       issued or guaranteed by the
                                       U.S. Treasury

    Suggested investment time frame    Short-term

              Share classes offered    Vista, Premier and Institutional Shares

                         Net assets    $2.9 Billion

                   Average maturity    41 days

                        S&P Rating*    AAA

                    Moody's Rating*    Aaa

                       NAIC Rating*    NAIC-exempt

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      62.16%
 15-30 days ...........       0.00%
 31-60 days ...........      12.25%
 61-90 days ...........       4.34%
 91-180 days ..........      15.05%
 181-270 days .........       4.65%
 270+ days ............       1.55%

                  Chase Vista Treasury Plus Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments         99.5%
Cash/Other           0.5%

Yields

                                                7-Day SEC Yield1(1)
                                                ------------------
 Vista Shares                                          4.05%
 Premier Shares                                        4.19%
 Institutional Shares
                                4.39%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yield for Vista Shares, Premier Shares and Institutional Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yield would have been 4.01% for Vista Shares, 4.15% for Premier Shares and 4.31% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)

   Principal
   Amount      Issuer                                Value
--------------------------------------------------------------
               U.S. Treasury Securities -- 77.7%
--------------------------------------------------------------
             U.S. Treasury Bills -- 46.5%
$   732,775    4.10%, 03/04/99                     $ 732,526
    400,000    4.72%, 04/22/99                       397,279
    200,000    4.73%, 04/22/99                       198,634
                                                   ---------
                                                   1,328,439
                                                   ---------
             U.S. Treasury Notes -- 31.2%
     50,000    5.50%, 02/29/00                        50,366
     62,000    5.50%, 02/28/99                        62,000
     40,000    6.38%, 04/30/99                        40,136
    100,000    6.50%, 04/30/99                       100,362
    150,000    6.25%, 05/31/99                       150,565
    234,000    6.75%, 05/31/99                       235,263
    102,000    6.00%, 06/30/99                       102,474
    150,000    5.75%, 09/30/99                       150,882
                                                   ---------
                                                     892,048
--------------------------------------------------------------
             Total U. S. Treasury Obligations      2,220,487
             (Cost $2,220,487)
--------------------------------------------------------------
             Repurchase Agreements -- 42.7%
--------------------------------------------------------------
    400,000    Bear, Stearns & Co., Inc., 4.75%,
               due 03/01/99, (Dated 02/26/99,
               Proceeds $400,159, Secured by
               USTR, 0.00% through 9.25%,
               due 03/11/99 through 11/15/27;
               TIPS, 3.78% through 3.88%,
               due 7/15/02 through 04/15/28;
               Market Value $412,011)                400,000
    300,000    Greenwich Capital Markets,
               4.77%, due 03/01/99, (Dated
               02/26/99, Proceeds $300,119,
               Secured by USTR, 5.13%
               through 14.00%, due 06/30/99
               through 11/15/28; Market Value
               $305,508)                             300,000

                         See notes to financial statements.

Chase Vista Treasury Plus Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                                Value
--------------------------------------------------------------
$   20,000  Lehman Brothers Inc., 4.65%, due
              03/01/99, (dated 02/26/99,
              Proceeds $20,007, Secured by:
              USTR, 6.38%, due 08/15/27;
              Market Value $20,402)               $   20,000
    51,871  Lehman Brothers Inc., 4.75%, due
              03/01/99, (dated 02/26/99,
              Proceeds $51,892, Secured by:
              USTR, 6.38% through 10.75%,
              due 02/15/03 through 08/15/27;
              Market Value $52,915)                   51,871
   450,000  Morgan Stanley & Co., Inc.,
              4.83%, 03/01/99, (Dated
              02/26/99, Proceeds $450,181,
              Secured by GNMA Pools,
              5.50% through 11.00%, due
              06/15/01 through 02/15/29;
              GNMA-II Pool, at 6.50%, due
              02/20/29; Market Value
              $459,405)                              450,000
--------------------------------------------------------------
              Total Repurchase Agreements          1,221,871
              (Cost $1,221,871)
--------------------------------------------------------------
              Total Investments--120.4%           $3,442,358
              (Cost $3,442,358)**
--------------------------------------------------------------

**   -- The cost of securities is substanitally the same for federal income tax purposes.
USTR -- U. S. Treasury Notes and Bonds
TIPS -- U. S. Treasury Inflationary Index, Notes and Bonds

                       See notes to financial statements.

                     Chase Vista Federal Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                  Objective   High current income consistent with
                              capital preservation

        Primary investments   Direct obligations of the U.S. Treasury
                              including Treasury bills, bonds and notes
                              as well as obligations issued or
                              guaranteed by the U.S. Treasury
                              and its Agencies

       Suggested investment   Short-term
                 time frame

      Share classes offered   Vista, Premier and Institutional Shares

                 Net assets   $1.0 Billion

           Average maturity   62 days

                 S&P Rating   Not Rated

             Moody's Rating   Not Rated

                NAIC Rating   Not Rated

Maturity Schedule

 1-14 days ............      53.55%
 15-30 days ...........      14.52%
 31-60 days ...........       6.35%
 61-90 days ...........       1.92%
 91-180 days ..........       7.13%
 181-270 days .........      11.34%
 270+ days ............       5.19%

                     Chase Vista Federal Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         99.0%
Cash/Other           1.0%

Yields

                                                7-Day SEC Yield(1)
                                                ------------------
 Vista Shares                                          4.19%
 Premier Shares                                        4.39%
 Institutional Shares                                  4.63%


Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for Vista Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields for Vista Shares would have been 4.11%, 4.39% for Premier Shares and 4.54% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Federal Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)


  Principal
  Amount      Issuer              Value
---------------------------------------------------------
            U.S. Government Agency Obligations -- 99.0%
---------------------------------------------------------
            Federal Farm Cerdit Bank, FRN -- 12.0%
$   50,000    4.72%, 08/24/99                  $   49,980
    50,000    4.73%, 05/20/99                      49,992
    25,000    4.73%, 06/22/99                      24,994
                                               ----------
                                                  124,966
                                               ----------
            Federal Farm Credit Bank, Debenture -- 6.0%
    50,000    4.87%, 04/01/99                      50,000
    15,500    5.61%, 04/08/99                      15,499
                                               ----------
                                                   65,499
                                               ----------
            Federal Farm Credit Bank, Discount Note -- 16.0%
    45,000    4.56%, 11/08/99                      43,564
    30,000    4.59%, 11/08/99                      29,036
    25,000    4.60%, 06/02/99                      24,703
    20,000    4.75%, 05/03/99                      19,834
    50,000    5.25%, 07/28/99                      48,913
                                               ----------
                                                  166,050
                                               ----------
            Federal Home Loan Bank, Debenture -- 3.4%
    20,000    4.90%, 02/04/00                      19,998
    15,000    5.15%, 09/30/99                      15,000
                                               ----------
                                                   34,998
                                               ----------
            Federal Home Loan Bank, Discount Note -- 24.1%
     4,500    4.30%, 10/22/99                       4,374
    10,000    4.55%, 01/24/00                       9,584
    25,000    4.60%, 01/28/00                      23,936
   100,000    4.68%, 03/01/99                     100,000
    62,568    4.73%, 03/01/99                      62,568
    50,000    5.28%, 03/29/99                      49,795
                                               ----------
                                                  250,257
                                               ----------
            Federal Home Loan Bank, FRN -- 23.1%
    15,000    4.65%, 06/02/99                      14,997
   100,000    4.67%, 06/03/99                      99,980
    50,000    4.73%, 05/05/99                      49,993
    25,000    4.85%, 01/26/00                      25,000
    50,000    4.89%, 11/09/99                      49,976
                                               ----------
                                                  239,946
                                               ----------

                       See notes to financial statements.

Chase Vista Federal Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)


   Principal
   Amount      Issuer                                 Value
---------------------------------------------------------------
             Student Loan Marketing Association -- 2.4%
$    25,000    4.90%, 10/27/99                      $   25,000
                                                    ----------
             Student Loan Marketing Association,
             FRN -- 12.0%
     25,000    4.76%, 12/03/99                          24,988
     25,000    4.83%, 02/10/00                          24,991
     75,000    4.84%, 09/15/99                          74,968
                                                    ----------
                                                       124,947
---------------------------------------------------------------
               Total Investments -- 99.0%           $1,031,663
               (Cost $1,031,663)**
---------------------------------------------------------------

**  -- The cost of securities is substanitally the same for federal income tax purposes.
FRN -- Floating Rate Note: The maturity date shown is the actual maturity date;
          the rate shown is the rate in effect at February 28,1999.

                       See notes to financial statements.

                       Chase Vista Cash Management Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                            Objective   High current income consistent with
                                        capital preservation

                  Primary investments   High quality, short-term, U.S. dollar-
                                        denominated money market instruments

      Suggested investment time frame   Short-term

                Share classes offered   Vista, Premier and Institutional Shares

                           Net assets   $6.5 Billion

                     Average maturity   58 days

                           S&P Rating   Not Rated

                       Moody's Rating   Not Rated

                          NAIC Rating   Not Rated

Maturity Schedule

 1-14 days ............      20.77%
 15-30 days ...........      22.41%
 31-60 days ...........      33.28%
 61-90 days ...........      14.80%
 91-180 days ..........       2.85%
 181-270 days .........       0.64%
 270+ days ............       5.25%

                       Chase Vista Cash Management Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         99.5%
Cash/Other           0.5%

Yields

                                                  7-Day SEC Yield(1)
                                                  ------------------
 Vista Shares                                          4.47%
 Premier Shares                                        4.61%
 Institutional Shares                                  4.80%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for Vista and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 4.44% for Vista Shares, 4.56% for Premier Shares and 4.73% for Institutional Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)

   Principal
   Amount      Issuer                                   Value
-----------------------------------------------------------------
Notes & Bonds -- 6.3%
-----------------------------------------------------------------
             U.S. Government Agency Obligations -- 0.6%
             ------------------------------------------
$    40,000    Federal Home Loan Bank, Interest,
               5.06%, 03/09/00                        $   40,000
                                                      ----------
                (Cost $40,000)
             State & Municipal Obligations -- 0.9%
             -------------------------------------
     59,100    Virginia State Housing
               Development Authority,
               Commonwealth Mortgage,
               Taxable, Ser. F, Sub-Ser. F, Stem
               V, Rev., 5.10%, 04/16/99                   59,100
                                                      ----------
                (Cost $59,100)
             Corporate Notes & Bonds -- 4.8%
             -------------------------------
             Automotive -- 0.4%

               Ford Motor Credit Co.,
     13,000     7.50%, 11/15/99                           13,213
     11,245     9.25%, 03/01/00                           11,690
      4,000    Paccar Financial Corp.,
               5.49%, 11/01/99                             4,012
                                                      ----------
                                                          28,915
                                                      ----------
             Banking -- 0.2%
     10,000    American Express Centurion Bank,
               8.50%, 06/15/99                            10,096
      1,000    Citicorp, 9.75%, 08/01/99                   1,016
                                                      ----------
                                                          11,112
                                                      ----------
             Construction Machinery -- 0.1%
      5,000    Caterpillar Financial Services Corp.,
               5.80%, 03/15/00                             5,024
                                                      ----------
             Financial Services -- 3.5%
     33,425    Associates Corp. of North America,
               6.38%, 08/15/99                            33,649
             Beta Finance Corp., Inc.,
     23,000     5.20%, 03/01/00                           23,000
     30,000     5.22%, 03/06/00                           30,000
     24,000    Centauri Corp. (Cayman Islands),
               # 5.88%, 05/04/99                          24,000

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)


   Principal
   Amount      Issuer                                Value
----------------------------------------------------------------
Notes & Bonds -- (continued)
----------------------------------------------------------------
$    10,000  Commercial Credit Co., 6.13%,
               03/01/00                            $   10,096
     32,00   CS First Boston, 4.95%,
               08/11/99                                32,000
             Sigma Finance Corp. (United
               Kingdom), #
     14,000     5.70%, 03/02/99                        14,000
     34,000     5.72%, 03/30/99                        34,000
     25,000     5.76%, 03/31/99                        25,000
                                                   ----------
                                                      225,745
                                                   ----------
             Insurance -- 0.4%
     25,000    International Lease Finance Corp.,
               4.85%, 11/08/99                         24,989
                                                   ----------
             Machinery & Equipment -- 0.2%
     13,000    John Deere Capital Corp., Ser. C,
               MTN, 6.43%, 08/09/99                    13,093
                                                   ----------
             Total Corporate Notes & Bonds            308,878
             (Cost $308,878)
-----------------------------------------------------------------
             Total Notes & Bonds                      407,978
             (Cost $407,978)
-----------------------------------------------------------------
Corporate Commercial Paper -- 33.5%
-----------------------------------------------------------------
     50,000  ANZ (Delaware) Inc.,
               4.77%, 04/20/99                         49,669
             Archer Daniels Midland Co.,
     13,162     4.80%, 05/18/99                        13,025
      9,800     4.80%, 05/25/99                         9,689
     20,000     5.05%, 03/05/99                        19,989
     25,000  Banco Nacional De Comercio
               Exterior Ser. B (United
               Kingdom), 4.95%, 04/12/99               24,856
     45,000  BIL North America Inc.,
               4.89%, 03/19/99                         44,890
     24,000  Bradford & Bingley Building
               Society (United Kingdom),
               4.82%, 03/03/99                         24,393

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                               Value
--------------------------------------------------------------
Corporate Commercial Paper -- (continued)
--------------------------------------------------------------
$   75,000  Cargill Global, Inc., #
              4.69%, 04/21/99                    $   74,502
    46,272  Concord Minutemen Capital Co.,
              4.81%, 05/06/99                        45,864
    75,000  Corporate Receivables Corp.,
              4.82%, 04/16/99                        74,538
            CXC Inc.,
    40,000     4.82%, 04/08/99                       39,796
    50,000     4.83%, 04/06/99                       49,759
            Daimler-Benz North America
              Corp. (Germany),
    21,810     4.73%, 04/27/99                       21,647
    45,000     4.80%, 06/07/99                       44,412
    20,400     4.90%, 05/04/99                       20,222
     1,000     4.96%, 05/21/99                          989
    48,400     5.00%, 03/26/99                       48,232
    24,000     5.00%, 05/17/99                       23,743
    34,370     5.02%, 03/26/99                       34,250
    41,000  Den Danske Corp. (Denmark),
              5.44%, 04/01/99                        40,808
    45,000  Diageo PLC, 4.80%, 03/23/99              44,868
            Edison Asset Securitization, LLC,
    28,549     4.76%, 08/02/99                       27,968
    30,000     5.06%, 03/17/99                       29,933
    31,656     5.06%, 03/18/99                       31,580
   125,000  Ford Motor Credit Co.,
              4.82%, 03/01/99                       125,000
    25,000  Ford Motor Credit Co. of Puerto
              Rico, 4.81%, 04/09/99                  24,870
   100,000  General Electric Capital Corp.,
              4.88%, 03/08/99                        99,905
    25,000  General Electric Capital Services
              Inc., 4.67%, 04/27/99                  24,815
    50,000  Goldman Sachs Group LP, #
              5.06%, 05/14/99                        49,480
    19,700  ING America Insurance Holdings,
              Inc., 5.05%, 03/02/99                  19,697

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                                 Value
-----------------------------------------------------------------
Corporate Commercial Paper -- (continued)
-----------------------------------------------------------------
$    45,800  International Lease Finance Corp.,
               4.82%, 03/08/99                      $   45,757
     33,189  International Securitization Corp.,
               5.30%, 03/01/99                          33,189
     50,000  Kitty Hawk Funding Corp.,
               #5.12%, 03/22/99                         49,851
             Lexington Parker Capital,
     72,000     4.81%, 04/20/99                         71,519
     40,636     4.83%, 05/06/99                         40,276
     25,000     4.88%, 08/16/99                         24,431
     80,205     5.18%, 03/02/99                         80,194
     19,000  Nationwide Building Society
               (United Kingdom),
               5.08%, 03/15/99                          18,962
     24,000  Quebec Province (Canada), 5.01%,
               03/04/99
   23,990
             San Paolo US Financial Co. (Italy),
     45,000     4.74%, 04/16/99                         44,727
     50,000     4.82%, 04/05/99                         49,766
             Sigma Finance Corp. (United
               Kingdom), #
     75,000     4.83%, 04/21/99                         74,487
     57,000     4.86%, 04/12/99                         56,677
     84,050  Special Purpose Accounts
               Receivable Cooperative Corp., #
               5.20%, 03/12/99                          83,916
     25,000  Stateoil (Norway), 4.80%,
               03/18/99                                 24,943
     62,300  Tasmanian Public Finance
               (Australia), #4.89%, 05/20/99            61,623
             Thames Asset Global Sec. (TAGS),
     25,953     4.86%, 04/30/99                         25,743
     24,269     4.86%, 05/05/99                         24,056
      3,315  Three Rivers Funding Corp.,
               4.86%, 03/16/99                           3,308
     50,000  Trident Capital Finance (France),
               4.82%, 05/07/99                          49,552

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                                   Value
-------------------------------------------------------------------
Corporate Commercial Paper -- (continued)
-------------------------------------------------------------------
$    54,267  Twin Towers Inc.,
               4.86%, 03/09/99                        $   54,208
     25,000  UBS Finance (DE) Inc.,
               4.85%, 03/29/99                            24,906
     29,000  Windmill Funding Corp.,
               4.85%, 04/09/99                            28,848
-------------------------------------------------------------------
             Total Corporate Commercial Paper          2,178,318
             (Cost $2,178,318)
-------------------------------------------------------------------
Floating Rate Notes & Bonds -- 54.7%
-------------------------------------------------------------------
             U.S. Government Agency
             Obligations (FRN) -- 0.8%
             -------------------------
     49,000    Student Loan Marketing
               Association, 4.87%, 03/02/99               49,000
                                                      ----------
                 (Cost $49,000)
             State & Municipal Obligations (FRDN) -- 2.3%
             --------------------------------------------
             California -- 1.8%
               California Housing Finance Agency,
               Home Mortgage, Series M,
     41,955     4.91%, 03/03/99                           41,955
     33,530     4.91%, 04/20/99                           33,530
     20,000    California Pollution Control
               Financing Authority,
               Environmental Improvement,
               Shell Oil Co., Project B,
               4.88%, 03/03/99                            20,000
     22,000    Sacramento County, California,
               Rev., 5.67%, 04/01/99                      22,000
                                                      ----------
                                                         117,485
                                                      ----------
             Illinois -- 0.1%
      6,900    Illinois Health Facilities Authority,
               Taxable, Loyola University
               Health, Ser. C, 5.65%, 03/01/99             6,900
                                                      ----------
             Missouri -- 0.3%
     16,200    SSM Healthcare, Missouri Health
               Facilities, 4.98%, 03/03/99                16,200
                                                      ----------

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                                   Value
------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
------------------------------------------------------------------
            Texas -- 0.1%
$   10,000    Travis County, Texas, Certificates of
              Obligation, 4.91%, 03/03/99            $   10,000
                                                     ----------
            Total State & Municipal
            Obligations (FRDN)                          150,585
                                                     ----------
            (Cost $150,585)
            Corporate Notes & Bonds (FRN) -- 47.0%
            --------------------------------------
            Asset Backed Securities -- 4.6%
    25,000    Asset Backed Capital LTD
              (Cayman Islands), #
              4.95%, 08/16/99                            25,000
    50,000    Centauri Corp. (Cayman Islands),
              #5.02%, 01/18/00                           49,979
    81,000    Sigma Finance Corp. (United
              Kingdom), # 4.91%, 07/20/99                81,000
   100,000    Special Purpose Accounts
              Receivable Cooperative Corp.,
              5.47%, 05/24/99                           100,000
    45,465    Structured Enhanced Return Trust
              (STEERS) 1998, Ser. A-39, #
              4.97%, 04/26/99                            45,465
                                                     ----------
                                                        301,444
                                                     ----------
            Automotive -- 3.6%
    10,000    Ford Motor Credit Co., 5.51%,
              06/01/99                                   10,007
    45,000    Paccar Financial Corp., 4.92%,
              11/08/99                                   44,981
              Toyota Motor Credit Corp., MTN,
    92,000     4.91%, 09/23/99                           92,000
    10,000     5.01%, 10/19/99                           10,000
    35,000     5.03%, 10/06/99                           34,994
    40,000     5.22%, 09/29/99                           40,000
                                                     ----------
                                                        231,982
                                                     ----------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                                   Value
-------------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-------------------------------------------------------------------
             Banking -- 13.0%
$   100,000    Abbey National Treasury Services
               PLC (United Kingdom), #
               4.90%, 11/17/99                        $   99,916
               American Express Centurion Bank,
     17,000     4.88%, 05/11/99                           17,000
     75,000     4.90%, 09/21/99                           75,000
    100,000     4.95%, 11/16/99                          100,000
    100,000    Banc One Corp., 4.88%,
               10/01/99                                   99,981
     95,000    Comerica Bank, 4.99%, 11/09/99             95,000
               Fleet National Bank,
     50,000     4.97%, 12/06/99                           49,982
    140,000     5.00%, 10/22/99                          140,000
     95,000    Norwest Corp., 4.99%, 10/28/99             95,000
     52,000    PNC Bank, NA, 4.96%,
               10/14/99                                   52,000
     13,000    U.S. Bank NA, 5.09%, 08/18/99              13,008
     10,000    Wells Fargo Bank, NA, 5.42%,
               11/12/99                                   10,032
                                                      ----------
                                                         846,919
                                                      ----------
             Construction Machinery -- 4.1%
               Caterpillar Financial Services Corp.,
     40,000     4.97%, 11/02/99                           40,000
     75,000     4.98%, 10/28/99                           75,000
     75,000     4.99%, 07/07/99                           74,987
     15,000     5.00%, 11/16/99                           14,999
     50,000     5.15%, 07/01/99                           50,000
     14,500     5.64%, 03/10/00                           14,528
                                                      ----------
                                                         269,514
                                                      ----------
             Financial Services -- 10.3%
     66,000    Associates Corp. of North America,
               4.97%, 04/05/99                            66,000
               Bear Stearns Co., Inc.,
     30,000     4.91%, 07/30/99                           29,996
     25,000     5.03%, 11/12/99                           25,014

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                                Value
---------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
---------------------------------------------------------------
              Goldman Sachs Group LP,
$   42,000     5.06%, 01/26/00                    $   42,000
    55,000     5.26%, 01/07/00                        55,000
   148,000     Ser. A, #5.03%, 03/14/00              148,000
              Merrill Lynch & Co., Inc.,
    20,000     5.05%, 01/31/00                        20,015
   100,000     5.25%, 06/30/99                       100,000
    32,100     5.40%, 02/15/00                        32,228
    15,000     5.79%, 04/28/99                        15,000
    25,000    Morgan Stanley Group, Inc.,
               5.32%, 03/15/01                        25,000
    10,000    Prudential Funding Corp., 4.97%,
               04/29/99                                9,998
    25,000    Sanwa Business Credit Corp.,
               5.28%, 03/13/00                        25,023
    75,000    Structured Product Asset Return
              Certificate, Series 98-1
              (Switzerland), #
               5.25%, 11/27/00                        75,000
                                                  ----------
                                                     668,274
                                                  ----------
            Insurance -- 6.7%
    50,000    AIG Funding Inc.,
               5.34%, 10/01/99                        50,000
   100,000    First AllAmerica Financial Life
              Funding, 5.10%, 02/19/00               100,000
              General American Life Insurance Co.,
   100,000     5.06%, 12/09/99                       100,000
    75,000     5.10%, 02/17/00                        75,000
    10,000    International Lease Finance Corp.,
               5.83%, 06/02/99                        10,006
   100,000    Jackson National Life Insurance
              Co., 5.11%, 01/18/00                   100,000
                                                  ----------
                                                     435,006
                                                  ----------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                                 Value
----------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
----------------------------------------------------------------
            Other Foreign Public Sector -- 1.5%
              Restructured Asset Securities with
              Enhanced Returns, # (RACERS)
              (France),
$   50,000     1998 Ser. MM 2, Class A-1,
               5.14%, 07/06/99                     $   50,000
    50,000     1998 Ser. MM 2, Class A-2,
               5.14%, 06/07/99                         50,000
                                                   ----------
                                                      100,000
                                                   ----------
            Retailing -- 0.1%
    10,000    Wal-Mart Stores, Inc.,
              5.65%, 01/02/00                          10,047
                                                   ----------
            Utilities -- 3.1%

    62,000    Baltimore Gas & Electric Co.,
              5.18%, 09/01/06                          62,002
   142,000    National Rural Utilities Co.,
              Ser. C, MTN, 4.98%, 11/23/99            142,000
                                                   ----------
                                                      204,002
                                                   ----------
              Total Corporate Notes & Bonds (FRN)
              (Cost $3,067,188)                     3,067,188
                                                   ----------
              Asset Backed Securities -- 4.6%
              -------------------------------
              Certificates Linked to Asset Backed
              Certificates, #
    50,000     Ser. 1998-3, Class 1,
               4.94%, 01/15/00                         50,000
   100,000     Ser. 1998-4, Class 1,
               4.96%, 02/18/00                        100,000
    50,000     Ser. 1998-5, Class 1,
               4.96%, 09/20/99                         50,000
   100,000    Triangle Funding LTD,
              Ser. 1998-1A, Class 1, # FRN,
              5.35%, 10/15/99                         100,000
                                                   ----------
              Total Asset Backed Securities
              (Cost $300,000)                         300,000
----------------------------------------------------------------
              Total Floating Rate Notes & Bonds
              (Cost $3,566,773)                     3,566,773
----------------------------------------------------------------

                         See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                             Value
-------------------------------------------------------------
Deposits -- 6.6%
-------------------------------------------------------------
             Time Deposit -- 1.7%
             --------------------
$   110,980    Banque National de Paris, New
               York, 4.75%, 03/01/99            $  110,980
                                                ----------
             Certificates of Deposit -- 1.5%
             ------------------------------
     75,000    Canadian Imperial Bank of
               Commerce (Canada),
               5.23%, 02/29/00                      74,978
     25,000    CS First Boston, FRN, 5.79%,
               04/27/99                             25,000
                                                ----------
                                                    99,978
                                                ----------
             Certificates of Deposit (Euro Deposits) -- 0.9%
             -----------------------------------------------
     35,000    Canadian Imperial Bank of
               Commerce (Canada),
               5.75%, 04/01/99                      34,999
     10,000    Deutsche Bank AG (Germany),
               5.73%, 04/14/99                       9,999
     11,500    Deutsche Bank AG (Germany),
               5.75%, 04/27/99                      11,499
                                                ----------
                                                    56,497
                                                ----------
             Certificates of Deposit (Yankee) -- 2.5%
             ----------------------------------------
     50,000    Deutsche Bank AG (Germany),
               5.12%, 02/18/00                      49,986
     96,000    Royal Bank of Scotland Group,
               PLC, 5.12%, 03/20/00                 95,971
     18,500    Swiss Bank Corp. (Switzerland),
               5.75%, 05/07/99                      18,498
                                                ----------
                                                   164,455
-------------------------------------------------------------
               Total Deposits                      431,910
               (Cost $431,910)
-------------------------------------------------------------
               Total Investments -- 101.1%      $6,584,979
               (Cost $6,584,979)**
-------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Cash Management Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

**   -- The cost of securities is substanitally the same for federal income tax purposes.
#    -- Security may only be sold to qualified institutional buyers.
FRN  -- Floating Rate Note: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at February 28, 1999.
MTN  -- Medium Term Note
FRDN -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
Rev. -- Revenue Bond

                       See notes to financial statements.

                      Chase Vista Prime Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                      Objective    High current income consistent with
                                   capital preservation

            Primary investments    High quality, short-term, U.S. dollar-
                                   denominated money market instruments

Suggested investment time frame    Short-term

          Share classes offered    Vista, Premier, Institutional, B and C Shares

                     Net assets    $7.5 Billion

               Average maturity    52 days

                    S&P Rating*    AAA

                Moody's Rating*    Aaa

                   NAIC Rating*    Class 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management. It signifies that the Fund's safety is excellent and that it has superior capacity to maintain a $1 Net Asset Value per share. The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.


Maturity Schedule

 1-14 days ............      39.78%
 15-30 days ...........      29.50%
 31-60 days ...........      14.74%
 61-90 days ...........       2.15%
 91-180 days ..........       5.02%
 181-270 days .........       0.00%
 271+ days ............       8.81%

                      Chase Vista Prime Money Market Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         98.2%
Cash/Other           1.8%

Yields

                                                7-Day SEC Yield(1)
                                                ------------------
 B Shares                                              3.85%
 C Shares                                              3.60%
 Premier Shares                                        4.65%
 Institutional Shares                                  4.84%
 Vista Shares                                          4.51%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not FDIC insured nor guaranteed by the U.S. government or any other agency and there can be no assurance that the fund will maintain a stable Net Asset Value of $1.00 per share.

(1) The yields for B Shares and Premier Shares reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. Without waivers, the yields would have been 3.60% for B Shares and C Shares, 4.61% for Premier Shares, 4.76% for Institutional Shares and 4.16% for Vista Shares. This voluntary waiver may be modified or terminated at any time, which would reduce the fund's performance.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited)
(Amounts in Thousands)

   Principal
   Amount      Issuer                               Value
---------------------------------------------------------------
Notes & Bonds -- 7.5%
---------------------------------------------------------------
             U.S. Government Agency Obligations -- 0.2%
             ------------------------------------------
$    15,000    Federal Home Loan Bank,
               Discount Note, 4.66%,
               02/07/00                           $   14,334
                                                  ----------
                (Cost $14,334)
             Corporate Notes & Bonds -- 7.3%
             -------------------------------
             Asset Backed Securities --6.7%
               Beta Finance Corp., Inc., #
     50,000     5.08%, 02/10/00                       50,000
     50,000     5.13%, 01/11/00                       50,000
     25,000     5.69%, 03/02/99                       25,000
               Centauri Corp. (Channel Islands), #
     75,000     5.09%, 02/10/00                       75,000
     25,000     5.70%, 03/04/99                       25,000
     40,000     5.72%, 03/30/99                       40,000
     35,000     5.80%, 04/30/99                       35,000
     25,000     5.80%, 06/10/99                       25,000
     25,000     5.82%, 04/30/99                       25,000
               Sigma Finance Corp. (United
               Kingdom), #
     50,000     5.14%, 02/10/00                       50,000
     30,000     5.19%, 02/25/00                       30,000
     25,000     5.76%, 03/09/99                       25,000
               Variable Funding Capital Corp.,
     50,000     4.88%, 03/22/99                       49,858
                                                  ----------
                                                     504,858
                                                  ----------
             Banking -- 0.3%
     25,000    Abbey National Treasury Services
               PLC (United Kingdom)
               (Yankee), 5.24%, 03/01/00              24,985
                                                  ----------
             Financial Services -- 0.3%
     21,500    Tokai Financial Services, Inc., #
               6.20%, 06/18/99                        21,525
                                                  ----------

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                               Value
--------------------------------------------------------------
              Total Corporate Notes & Bonds      $  551,368
              (Cost $551,368)
--------------------------------------------------------------
              Total Notes & Bonds                   565,702
              (Cost $565,702)
--------------------------------------------------------------
Commercial Paper -- 28.1%
--------------------------------------------------------------
            State & Municipal -- 1.5%
            -------------------------
            California -- 1.1%
    61,657    Northern California Transmission,
              Rev., 5.02%, 04/07/99                  61,339
    18,483    Port of Oakland, California,
              5.21%, 03/12/99                        18,454
                                                 ----------
                                                     79,793
                                                 ----------
            New York -- 0.4%

    34,500    Mount Sinai, New York, Union
              Free School District, TAN,
              5.25%, 03/11/99                        34,450
                                                 ----------
            Total State & Municipal                 114,243
                                                 ----------
            (Cost $114,243)
            Corporate Commercial Paper -- 26.6%
            -----------------------------------
    50,000    Atlantis One Funding Corp.,
              5.39%, 03/25/99                        49,820
              Banco Itau SA (Germany),
    32,400     4.80%, 06/07/99                       31,977
    35,000     5.15%, 03/11/99                       34,950
    15,000     5.27%, 03/11/99                       14,978
    25,000    Banco Mercantil del Norte SA,
              (Banorte), Ser. A (Germany),
              5.17%, 06/04/99                        24,659
    36,500    Banco Santander, SA (Spain),
              4.92%, 03/12/99                        36,445
   100,000    BankAmerica Corp.,
              4.75%, 04/14/99                        99,419
              Banque ET Caisse D'Epargne
              De L'Etat (Luxembourg),
    50,000     4.84%, 06/08/99                       49,335
    50,000     4.90%, 05/27/99                       49,408

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount      Issuer                              Value
-------------------------------------------------------------
Commercial Paper -- (continued)
-------------------------------------------------------------
$   75,000     5.01%, 03/30/99                  $   74,697
    70,000    Bavaria TRR Corp., #
              4.93%, 03/18/99                       69,837
              Bavaria Universal Funding, #
   125,000     4.88%, 03/22/99                     124,644
   100,000     4.88%, 03/18/99                      99,770
    18,200     4.92%, 03/25/99                      18,140
    32,500    Centric Capital Corp.,
              5.10%, 03/22/99                       32,403
    55,000    China Merchants Inc.
              (Netherlands), 5.20%, 03/15/99        54,889
    90,000    Comision Federal De Electricidad
              (Germany), 5.25%, 03/26/99            89,672
              Contifinancial Corp.,
    30,000     4.90%, 03/25/99                      29,902
    30,000     4.90%, 03/29/99                      29,886
    24,000     4.90%, 06/10/99                      23,670
    76,000    CXC Inc., 4.90%, 03/22/99             75,783
    44,386    Dakota Certificate Program
              (Citibank Credit Card Master
              Trust 1), 4.90%, 03/01/99             44,386
    55,000    Dixie Overseas Ltd., Ser. B
              (France), 4.90%, 03/05/99             54,970
   160,000    Four Winds Funding Corp.,
              4.90%, 03/29/99                      159,390
              Galicia Buenos Aires Funding
              (Germany), #
    40,000     5.50%, 03/09/99                      39,951
    75,000     5.51%, 03/09/99                      74,908
    20,000    Interperu Funding Ltd.
              (Netherlands), 5.07%, 04/12/99        19,882
    80,000    Lloyds Bank of Canada,
              5.05%, 03/18/99                       79,809
    58,524    Monte Rosa Capital Corp.,
              4.90%, 03/25/99                       58,333
    38,613    Parthenon Receivable Funding
              LLC, # 4.87%, 03/15/99                38,540

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                                Value
---------------------------------------------------------------
Commercial Paper -- (continued)
---------------------------------------------------------------
$    40,000    Reseau Ferre de France (France),
               5.07%, 03/10/99                     $  39,949
     50,000    Shell Finance PLC (United
               Kingdom), 5.03%, 03/24/99              49,839
     40,000    Special Pupose Accounts Receivable
               Cooperative Corp., #
               4.89%, 03/04/99                        39,984
     76,472    Thames Asset Global Sec. (TAGS),
               4.88%, 03/24/99                        76,234
     52,106    Tulip Funding Corp. (Netherlands),
               # 4.90%, 03/04/99                      52,085
               Unibanco, Grand Caymon, Ser. A
               (Germany),
     25,000     4.99%, 06/28/99                       24,588
     30,000     5.00%, 06/28/99                       29,504
                                                   ---------
             Total Corporate Commercial Paper      1,996,636
             (Cost $1,996,636)
---------------------------------------------------------------
             Total Commercial Paper                2,110,879
             (Cost $2,110,879)
---------------------------------------------------------------
Floating Rate Notes & Bonds -- 46.3%
---------------------------------------------------------------
             U.S. Government Agency
             Obligations (FRN) -- 0.6%
             -------------------------
     44,000    Student Loan Marketing
               Association, Corp. Note,
               4.87%, 08/02/99                        44,000
                                                   ---------
                (Cost $44,000)
             State & Municipal Obligations (FRDN) -- 0.3%
             --------------------------------------------
             California -- 0.2%
     17,000    Kern County, California Pension
               Obligation, Taxable, Medical
               Options Period, Cr-7T,
               5.04%, 03/01/99                        17,000
      2,760    Stanislaus County, California
               Pension Obligation, Medical
               Options Period, Taxable, 5.04%,
               03/01/99                                2,760
                                                   ---------
                                                      19,760
                                                   ---------

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

  Principal
  Amount     Issuer                               Value
-------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
-------------------------------------------------------------
           Texas -- 0.1%
$   3,600    Texas State, Taxable, Medical
             Options Period,
             5.04%, 03/01/99                    $    3,600
                                                ----------
           Total State & Municipal Obligations (FRDN)
           (Cost $26,360)                           23,360
                                                ----------
           Corporate Notes & Bonds (FRN), 45.4%
           ------------------------------------
           Asset Backed Securities -- 10.6%
             Beta Finance Corp., Inc., #
   80,000     4.83%, 07/15/99                       80,000
   25,000     4.88%, 06/25/99                       25,000
   25,000     4.88%, 07/02/99                       25,000
   50,000     4.96%, 10/26/99                       49,974
             Centauri Corp. (Channel Islands), #
   25,000     4.88%, 06/17/99                       25,000
   30,000     4.88%, 06/28/99                       30,000
   45,000     4.88%, 07/20/99                       45,000
   30,000     4.93%, 10/22/99                       29,983
   30,000     4.96%, 10/26/99                       29,984
   18,389    First Sierra Equipment Trust
             1998-1, 5.22%, 01/12/00                18,390
             Sigma Finance Corp. (United
             Kingdom), #
   45,000     4.85%, 07/01/99                       45,000
   50,000     4.90%, 06/29/99                       50,000
   50,000     4.91%, 07/15/99                       50,000
   75,000     5.05%, 01/26/00                       75,000
   35,000     5.12%, 10/12/99                       35,000
             Structured Enhanced Return Trust,
             (STEERS),
  101,597     1997 Ser. A-31, 5.05%,
              01/25/00                             101,598
   25,000     1998 Ser. A-38, 4.99%,
              03/23/99                              25,000
   57,904     1998 Ser. A-42, 4.97%,
              08/25/99                              57,904
                                                ----------
                                                   797,833
                                                ----------

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                               Value
---------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
---------------------------------------------------------------
             Automotive -- 3.4%
               Toyota Motor Credit Corp.
               (Japan),
$   200,000     4.80%, 08/03/99                   $  199,934
     55,000     5.06%, 10/07/99                       55,000
                                                  ----------
                                                     254,934
                                                  ----------
             Banking -- 3.9%
     32,000    Bank of Montreal, Chicago
               (Yankee), 4.78%, 07/22/99              31,993
     75,000    Deutsche Bank of New York
               (Yankee), 4.81%, 08/16/99              74,976
    117,000    Morgan Guaranty Trust Co. of
               New York, 4.89%, 09/27/99             116,967

     70,000    SMM Trust 1999, Ser. C,
               5.05%, 01/26/00                        70,000
                                                  ----------
                                                     293,936
                                                  ----------
             Electronics & Electrical Equipment -- 0.7%
     50,000    General Electric Capital Corp.,
               MTN, 4.83%, 06/09/99                   49,995
                                                  ----------
             Financial Services -- 13.0%
    250,000    Bayerische Landesbank
               Girozentrale, 4.80%, 07/22/99         249,929
    100,000    General Electric Capital Corp.,
               MTN, 4.82%, 06/08/99                   99,988
               Goldman Sachs Group LP,
    200,000     4.96%, 11/05/99                      200,000
     55,000     5.03%, 06/14/99                       55,000
     70,000     5.05%, 01/31/00                       70,000
               Morgan Stanley Dean Witter & Co.,
     55,000     5.01%, 05/15/01                       55,005
     50,000     5.32%, 03/15/01                       50,000
     35,000     5.34%, 03/13/01                       35,000
     35,000    Sanwa Business Credit Corp.
               (Japan), # 4.94%, 05/20/99             35,000
      6,531    Sault Ste Marie Tribe Building,
               5.55%, 06/01/03                         6,531

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)


   Principal
   Amount      Issuer                                  Value
---------------------------------------------------------------
Floating Rate Notes & Bonds -- (continued)
---------------------------------------------------------------
$   125,000    SMM Trust 1998 Ser. B,
               4.94%, 03/05/99                       $ 125,000
                                                     ---------
                                                       981,453
                                                     ---------
             Insurance -- 7.8%
     75,000    First AllAmerica Financial Life
               Funding, 5.01%, 04/07/99                 75,000
               General American Life Insurance Co.,
     75,000     5.05%, 07/07/99                         75,000
     50,000     5.05%, 09/01/99                         50,000
    249,900     5.12%, 07/07/99                        249,900
    135,000    Jackson National Life Insurance Co.,
               4.95%, 09/01/03                         135,000
                                                     ---------
                                                       584,900
                                                     ---------
             Other Foreign Government Issue -- 0.1%
      9,000    Hydro Quebec, Quebec (Yankee),
               5.04%, 01/15/22                           9,000
                                                     ---------
             Other Foreign Public Sector -- 5.9%
               Restructured Asset Securities with
               Enhanced Returns, # (RACERS)
               (France),
    240,000     1998 Ser. MM-7, Act 1,
                4.93%, 08/13/99                        240,000
    150,000     1998 Ser. MM-12, Act 1,
                5.47%, 01/12/00                        150,000
     50,000     1998 Ser. MM-12, Act 2,
                5.14%, 06/07/99                         50,001
                                                     ---------
                                                       440,001
                                                     ---------
             Total Coporate Notes & Bonds (FRN)      3,412,052
             (Cost $3,412,052)
---------------------------------------------------------------
             Total Floating Rate Notes & Bonds       3,479,412
             (Cost $3,479,412)
---------------------------------------------------------------


                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                             Value
-------------------------------------------------------------
Asset Backed Securities -- 3.2%
-------------------------------------------------------------
$   242,200    Triangle Funding LTD, Ser.
               1998-1A, Class 1, # FRN,
               5.07%, 10/15/99                  $  242,200
                (Cost $242,200)
-------------------------------------------------------------
Deposits -- 13.5%
-------------------------------------------------------------
             Time Deposit -- 2.4%
             --------------------
    180,849    Norwest Bank of Minnesota, NA,
               4.88%, 03/01/99                     180,849
                                                ----------
                (Cost $180,849)
               Certificates of Deposit -- 2.2%
               --------------------------------
     30,000    First Tennessee Bank, 4.90%,
               03/15/99                             30,000
     35,000    Swiss Bank Corp. (Switzerland),
                5.74%, 06/11/99                      34,994
    100,000    Union Bank of Switzerland
               (Switzerland), 4.88%,
               04/14/99                            100,001
                                                ----------
               Total Certificates of Deposit
               (Cost $164,995)                     164,995
                                                ----------
             Certificates of Deposit (Euro Deposit) -- 3.1%
             ----------------------------------------------
     15,000    Bayerische Landesbank
               Girozentrale, 5.72%, 05/06/99        14,997
               Rabobank Nederland --
                Cooeperatieve Centrale
               Raiffeisen-Boerenleenbank B.A.
               (Netherlands),
     47,000     5.11%, 02/16/00                     46,987
     25,000     5.69%, 04/16/99                     24,998
     50,000    Sudwestdeutsche Landesbank GZ
               (Germany), 5.00%, 06/14/99           50,002
     97,000    Westdeutsche Landesbank
               Girozentrale (Germany),
               6.47%, 03/01/99                      97,000
                                                ----------
             Total Certificates of Deposit
             (Euro Deposit)
             (Cost $233,984)                    $  233,984
                                                ----------

                         See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

   Principal
   Amount      Issuer                                Value
---------------------------------------------------------------
Deposits -- (continued)
---------------------------------------------------------------
             Certificate of Deposit (Yankee) -- 5.8%
             ---------------------------------------
$    70,000    ABN-AMRO North America
               Finance Inc. (Netherlands),
               5.10%, 02/23/00                         69,973
     70,000    Banco Popolare di Milano (Italy),
               5.25%, 03/18/99                         70,001
     25,000    Bank Austria AG (Austria),
               5.69%, 08/03/99                         24,993
     20,000    Bayerische Landesbank Girozentrale
               (Germany), 5.64%, 03/15/99              19,999
     83,500    Landesbank Hessen-Thuringen
               Girozentrale (Germany), 5.19%,
               02/29/00                                83,468
     50,000    Rabobank Nederland--
               Cooeperatieve Centrale
               Raiffeisen-Boerenleenbank B.A.
               (Netherlands), 5.02%, 01/11/00          49,987
     90,000    UBS Finance (DE) Inc.
               (Switzerland), 5.12%, 02/23/00          89,974
     25,000    Union Bank of Switzerland
               (Switzerland), 5.68%, 06/25/99          24,996
                                                       ------
               Certificates of Deposit (Yankee)       433,391
               (Cost $433,391)
---------------------------------------------------------------
               Total Deposits                       1,013,219
               (Cost $1,013,219)
---------------------------------------------------------------
               Total Investments -- 98.6%          $7,411,412
               (Cost $7,411,412)**
---------------------------------------------------------------

                       See notes to financial statements.

Chase Vista Prime Money Market Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (Amounts in Thousands)

**    -- The cost of securities is substanitally the same for federal income tax purposes.
#     -- Security may only be sold to qualified institutional buyers.
FRN   -- Floating Rate Note: The maturity date shown is the actual maturity date; the rate shown is the rate in effect at February 28,1999.
FRDN  -- Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28,1999.
MTN   -- Medium Term Note
Rev., -- Revenue Note
TAN   -- Tax Anticipation Note

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities February 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)


                                                     100% U.S.               U.S.
                                                Treasury Securities       Government       Treasury Plus
                                                    Money Market         Money Market      Money Market
                                                        Fund                 Fund              Fund
                                               ---------------------   ----------------   --------------
ASSETS:
  Investment securities, at value
   (Note 1) ................................        $5,148,564           $7,383,306        $3,442,358
  Cash .....................................            41,364                   --                 1
  Other assets .............................                57                   79                28
  Receivables:
   Investment securities sold ..............                --              298,100                --
   Interest ................................            79,586               21,614            17,503
   Fund shares sold ........................               169                  632                 2
   Other ...................................                 3                   30                --
                                                    ----------            ----------       ----------
     Total Assets ..........................         5,269,743            7,703,761         3,459,892
                                                    ----------            ----------       ----------
LIABILITIES:
  Payables:
   Investment securities purchased .........           595,906                   --           595,912
   Fund shares redeemed ....................            54,602                5,162                33
   Dividends ...............................             3,095               12,434             3,193
   Other liabilities .......................                --                   90                --
  Accrued liabilities: (Note 2)
   Investment advisory fees ................               365                  606               217
   Administration fees .....................               327                  606               152
   Shareholder servicing fees ..............               678                  902               403
   Distribution fees .......................               272                  324               115
   Custody fees ............................                77                  125                79
   Other ...................................               455                1,106               290
                                                    ----------            ----------       ----------
     Total Liabilities .....................           655,777               21,355           600,394
                                                    ----------            ----------       ----------
NET ASSETS:
  Paid in capital ..........................         4,614,253            7,682,390         2,859,614
  Accumulated undistributed net
   investment income .......................              (106)                  21               (44)
  Accumulated net realized gain (loss)
   on investment transactions ..............              (181)                  (5)              (72)
                                                    ----------            ----------       ----------
Net Assets .................................        $4,613,966            $7,682,406       $2,859,498
                                                    ==========            ==========       ==========
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized):
  Vista Shares .............................         3,493,980             3,566,560        1,506,049
  Premier Shares ...........................            46,674             1,059,787          203,861
  Institutional Shares .....................         1,073,688             3,056,143        1,149,805
  B Shares* ................................                --                    --               --
  C Shares* ................................                --                    --               --
  Net asset value, offering and
   redemption price per share ..............        $     1.00            $     1.00       $     1.00
                                                    ==========            ==========       ==========
  Cost of investments ......................        $5,148,564            $7,383,306       $3,442,358
                                                    ==========            ==========       ==========

--------------
*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities February 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                                    Federal           Cash            Prime
                                                 Money Market      Management      Money Market
                                                     Fund             Fund             Fund
                                                --------------   --------------   -------------
ASSETS:
  Investment securities, at value
   (Note 1) .................................    $1,031,663       $6,584,979       $7,411,412
  Cash ......................................            --            2,585            3,466
  Other assets ..............................            10               63               65
  Receivables:
   Investment securities sold ...............            --               --           72,094
   Interest .................................         4,435           30,628           45,482
   Fund shares sold .........................         5,849            1,155           17,872
   Other ....................................            --               --                3
                                                 ----------       ----------       ----------
     Total Assets ...........................     1,041,957        6,619,410        7,550,394
                                                 ----------       ----------       ----------
LIABILITIES:
  Payables:
   Investment securities purchased ..........            --           98,147           24,986
   Fund shares redeemed .....................           232            1,348              123
   Dividends ................................           813            3,597            8,811
   Other liabilities ........................            --               --                3
  Accrued liabilities: (Note 2)
   Investment advisory fees .................            76              520              612
   Administration fees ......................            76              520              612
   Shareholder servicing fees ...............           154            1,363              249
   Distribution fees ........................            37               --               16

   Custody fees .............................            40              108              118
   Other ....................................           454              859              591
                                                 ----------       ----------       ----------
     Total Liabilities ......................         1,882          106,462           36,121
                                                 ----------       ----------       ----------
NET ASSETS:
  Paid in capital ...........................     1,040,097        6,512,966        7,514,330
  Accumulated undistributed net
   investment income ........................           (10)              21              (90)
  Accumulated net realized gain (loss)
   on investment transactions ...............           (12)             (39)              33
                                                 ----------       ----------       ----------
Net Assets ..................................    $1,040,075       $6,512,948       $7,514,273
                                                 ==========       ==========       ==========
Shares of beneficial interest outstanding
  ($.001 par value; unlimited number
  of shares authorized):
  Vista Shares ..............................       489,826        5,106,024            9,905
  Premier Shares ............................       299,239          348,287          811,237
  Institutional Shares ......................       251,032        1,058,668        6,661,371
  B Shares* .................................            --               --           31,521
  C Shares* .................................            --               --              296
  Net asset value, offering and
   redemption price per share ...............    $     1.00       $     1.00       $     1.00
                                                 ==========       ==========       ==========
  Cost of investments .......................    $1,031,663       $6,584,979       $7,411,412
                                                 ==========       ==========       ==========

--------------
*Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended February 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                     100% U.S.              U.S.
                                                Treasury Securities      Government      Treasury Plus
                                                    Money Market        Money Market     Money Market
                                                        Fund                Fund             Fund
                                               ---------------------   --------------   --------------
INTEREST INCOME: (Note 1C)                            $106,780            $189,806          $66,062
                                                      --------            --------          -------
EXPENSES: (Note 2)
  Investment advisory fees .................             2,206               3,700            1,351
  Administration fees ......................             2,206               3,700            1,352
  Shareholder servicing fees ...............             6,375               8,070            3,207
  Distribution fees ........................             1,726               2,159              752
  Custodian fees ...........................               154                 208              101
  Interest expense .........................                --                  --               --
  Printing and postage .....................                25                  69               15
  Professional fees ........................                84                 166               55
  Registration costs .......................               454                 260               73
  Transfer agent fees ......................               381                 282              133
  Trustees fees and expenses ...............               110                 294               68
  Other ....................................                33                  27               45
                                                      --------            --------          -------
     Total expenses ........................            13,754              18,935            7,152
Less amounts waived (Note 2) ...............             2,416               3,114            1,109
Less expenses borne by the Distributor .....                --                  --               --
                                                      --------            --------          -------
  Net expenses .............................            11,338              15,821            6,043
                                                      --------            --------          -------
  Net investment income ....................            95,442             173,985           60,019
                                                      --------            --------          -------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment
   transactions ............................             1,461                  66              615
                                                      --------            --------          -------
  Net increase in net assets from
   operations ..............................          $ 96,903            $174,051          $60,634
                                                      ========            ========          =======


                       See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended February 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                   Federal          Cash           Prime
                                                Money Market     Management     Money Market
                                                    Fund            Fund            Fund
                                               --------------   ------------   -------------
INTEREST INCOME: (Note 1C)                         $24,114        $161,374        $178,941
                                                   -------        --------        --------
EXPENSES: (Note 2)
  Investment advisory fees .................           472           3,028           3,357
  Administration fees ......................           472           3,028           3,356
  Shareholder servicing fees ...............         1,171           8,652           3,166
  Distribution fees ........................           210              --              85
  Custodian fees ...........................            63             210             223
  Interest expense .........................            --              --              44
  Printing and postage .....................             7              30              27
  Professional fees ........................            31             110             116
  Registration costs .......................            59             383             631
  Transfer agent fees ......................           235             810             154
  Trustees fees and expenses ...............            23             151             168
  Other ....................................             4              77              52
                                                   -------        --------        --------
     Total expenses ........................         2,747          16,479          11,379
Less amounts waived (Note 2) ...............           253             982           1,858
Less expenses borne by the Distributor .....            --              --              12
                                                   -------        --------        --------
  Net expenses .............................         2,494          15,497           9,509
                                                   -------        --------        --------
  Net investment income ....................        21,620         145,877         169,432
                                                   -------        --------        --------
REALIZED GAIN ON INVESTMENTS

  Net realized gain on investment
   transactions ............................           130             292             240
                                                   -------        --------        --------
  Net increase in net assets from
   operations ..............................       $21,750        $146,169        $169,672
                                                   =======        ========        ========


                       See notes to financial statements.

--------------------------------------------------------------------------------


                               Chase Vista Funds
    Statement of Changes in Net Assets For the periods indicated (unaudited)
                             (Amounts in Thousands)
                       See notes to financial statements.

                                                         100%
                                                U.S. Treasury Securities         U.S. Government
                                                      Money Market                 Money Market             Treasury Plus
                                                         Fund                        Fund                 Money Market Fund
                                               --------------------------  -------------------------   -------------------------
                                                Six months                 Six months                  Six months
                                                  ended        Year ended     ended      Year ended      ended       Year ended
                                                 2/28/99         8/31/98     2/28/99      8/31/98       2/28/99        8/31/98
                                               -----------    -----------  -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ....................    $    95,442    $   172,327  $   173,985   $   337,349   $    60,019   $   119,980
 Net realized gain (loss) on investment
  transactions ............................          1,461          2,716           66           (61)          615           412
                                               -----------    -----------  -----------   -----------   -----------   -----------
 Increase in net assets from operations ...         96,903        175,043      174,051       337,288        60,634       120,392
                                               -----------    -----------  -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ....................        (95,549)      (172,327)    (173,985)     (337,349)      (60,038)     (119,997)
 Net realized gain on investment
  transactions ............................          2,554)        (1,817)          --           (19)         (758)         (342)
                                               -----------    -----------  -----------   -----------   -----------   -----------
 Total dividends and distributions ........        (98,103)      (174,144)    (173,985)     (337,368)      (60,796)     (120,339)
                                               -----------    -----------  -----------   -----------   -----------   -----------
Shares of beneficial interest
  transactions#
Proceeds from shares issued
 Vista Shares** ...........................      7,248,954     13,787,560    7,813,902    14,882,809     6,637,917    16,312,405
 Premier Shares ...........................         89,917        366,060    3,916,188     7,812,783       511,532     2,478,766
 Institutional Shares .....................      3,200,286      3,028,039   12,457,934    21,267,721     6,171,579     9,241,705
 B Shares .................................             --             --           --            --            --            --
 C Shares* ................................             --             --           --            --            --            --
                                               -----------    -----------  -----------   -----------   -----------   -----------
                                                10,539,157     17,181,659   24,188,024    43,963,313    13,321,028    28,032,876
                                               -----------    -----------  -----------   -----------   -----------   -----------
Proceeds from reinvestment of dividends
 Vista Shares** ...........................         56,999         97,208       35,540        64,696        18,890        51,054
 Premier Shares ...........................            608            462       14,008        29,817         1,858         5,055
 Institutional Shares .....................         13,372         13,072       43,327        87,942        15,444        17,673
 B Shares .................................             --             --           --            --            --            --
 C Shares* ................................             --             --           --            --            --            --
                                               -----------    -----------  -----------   -----------   -----------   -----------
                                                    70,979        110,742       92,875       182,455        36,192        73,782
                                               -----------    -----------  -----------   -----------   -----------   -----------

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (continued) (unaudited)
--------------------------------------------------------------------------------

                                                        100%
                                               U.S. Treasury Securities          U.S. Government
                                                     Money Market                  Money Market              Treasury Plus
                                                        Fund                         Fund                  Money Market Fund
                                             ---------------------------   ---------------------------  --------------------------
                                              Six months                    Six months                   Six months
                                                ended        Year ended        ended       Year ended      ended       Year ended
                                               2/28/99         8/31/98        2/28/99       8/31/98       2/28/99        8/31/98
                                             ------------   ------------   ------------   ------------  ------------  ------------
Cost of shares redeemed
 Vista Shares** ..........................     (6,862,818)   (13,210,198)    (7,316,290)   (14,053,545)   (6,467,142)  (16,653,021)
 Premier Shares ..........................        (65,589)      (350,427)    (3,954,019)    (7,595,505)     (465,027)   (2,459,664)
 Institutional Shares ....................     (3,935,278)    (1,327,090)   (12,242,278)   (21,513,704)   (5,913,385)   (8,674,757)
 B Shares ................................             --             --             --             --            --            --
 C Shares* ...............................             --             --             --             --            --            --
                                             ------------   ------------   ------------   ------------  ------------  ------------
                                              (10,863,685)   (14,887,715)   (23,512,587)   (43,162,754)  (12,845,554)  (27,787,442)
                                             ------------   ------------   ------------   ------------  ------------  ------------
 Net increase (decrease) in net assets
  from shares of beneficial interest .....       (253,549)     2,404,686        768,312        983,014       511,666       319,216
                                             ------------   ------------   ------------   ------------  ------------  ------------
 Total increase (decrease) ...............       (254,749)     2,405,585        768,378        982,934       511,504       319,269
NET ASSETS:
 Beginning of period .....................      4,868,715      2,463,130      6,914,028      5,931,094     2,347,994     2,028,725
                                             ------------   ------------   ------------   ------------  ------------  ------------
 End of period ...........................   $  4,613,966   $  4,868,715   $  7,682,406   $  6,914,028  $  2,859,498  $  2,347,994
                                             ============   ============   ============   ============  ============  ============

                       See notes to financial statements.

-------
 # At $1.00 per share.
 * Commencement of operations, 05/14/98.
** CVP, Vista Shares; commencement of operations, 10/01/98.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (unaudited) (Amounts in Thousands)
--------------------------------------------------------------------------------

                                                       Federal                  Cash Management               Money Market
                                                  Money Market Fund                  Fund                         Fund
                                             ---------------------------   ---------------------------  --------------------------
                                              Six months                    Six months                   Six months
                                                ended        Year ended        ended       Year ended      ended       Year ended
                                               2/28/99         8/31/98        2/28/99       8/31/98       2/28/99        8/31/98
                                             ------------   ------------   ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ....................  $   21,620      $   40,256    $   145,877     $   239,039   $   169,432   $   202,624
 Net realized gain (loss) on
  investment transactions .................         130             (30)           292            (214)          240           141
                                             ----------      ----------    -----------     -----------   -----------   -----------
 Increase in net assets from operations ...      21,750          40,226        146,169         238,825       169,672       202,765
                                             ----------      ----------    -----------     -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ....................     (21,621)        (40,256)      (146,101)       (238,815)     (169,533)     (202,624)
 Net realized gain on investment
  transactions                                     (112)             --           (117)             --          (271)          (66)
                                             ----------      ----------    -----------     -----------   -----------   -----------
 Total dividends and distributions ........     (21,733)        (40,256)      (146,218)       (238,815)     (169,804)     (202,690)
                                             ----------      ----------    -----------     -----------   -----------   -----------
Shares of beneficial interest
  transactions#
Proceeds from shares issued
 Vista Shares** ...........................     550,216         887,155     12,753,620      19,574,831        13,118            --
 Premier Shares ...........................     161,340         464,267      2,108,802       4,145,937     5,002,670    11,781,628
 Institutional Shares .....................   1,160,852       1,635,260      4,632,710       5,180,985    26,417,199    32,438,411
 B Shares .................................          --              --             --              --        54,912       103,075
 C Shares* ................................          --              --             --              --         1,303            71
                                             ----------      ----------    -----------     -----------   -----------   -----------
                                              1,872,408       2,986,682     19,495,132      28,901,753    31,489,202    44,323,185
                                             ----------      ----------    -----------     -----------   -----------   -----------
Proceeds from reinvestment of dividends
 Vista Shares** ...........................       8,216          12,556         85,517         123,345            55            --
 Premier Shares ...........................       5,898          13,754          8,282          18,943        11,857        18,579
 Institutional Shares .....................       2,120           2,740         28,172          54,407       103,023        95,986
 B Shares .................................          --              --             --              --           381           484
 C Shares* ................................          --              --             --              --             3            --
                                             ----------      ----------    -----------     -----------   -----------   -----------
                                                 16,234          29,050        121,971         196,695       115,319       115,049
                                             ----------      ----------    -----------     -----------   -----------   -----------

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets For the periods indicated (continued) (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                       Federal                  Cash Management               Money Market
                                                  Money Market Fund                  Fund                         Fund
                                             ---------------------------   ---------------------------  --------------------------
                                              Six months                    Six months                   Six months
                                                ended        Year ended        ended       Year ended      ended       Year ended
                                               2/28/99         8/31/98        2/28/99       8/31/98       2/28/99        8/31/98
                                             ------------   ------------   ------------   ------------  ------------  ------------
Cost of shares redeemed
 Vista Shares** ........................        (427,703)       (841,656)   (11,374,805)   (18,632,661)       (3,268)            --
 Premier Shares ........................        (181,125)       (564,547)    (2,184,130)    (4,124,975)   (4,793,435)   (11,709,369)
 Institutional Shares ..................      (1,109,902)     (1,570,687)    (4,662,190)    (5,099,529)  (24,580,841)   (29,160,057)
 B Shares ..............................              --              --             --             --       (52,472)       (85,129)
 C Shares* .............................              --              --             --             --        (1,081)            (1)
                                             -----------     -----------   ------------   ------------  ------------   ------------
                                              (1,718,730)     (2,976,890)   (18,221,125)   (27,857,165)  (29,431,097)   (40,954,556)
                                             -----------     -----------   ------------   ------------  ------------   ------------
 Net increase (decrease) in net assets
  from shares of beneficial interest ...         169,912          38,842      1,395,978      1,241,283     2,173,424      3,483,678
                                             -----------     -----------   ------------   ------------  ------------   ------------
  Total increase (decrease) ............         169,929          38,812      1,395,929      1,241,293     2,173,292      3,483,753
NET ASSETS:
 Beginning of period ...................         870,146         831,334      5,117,019      3,875,726     5,340,981      1,857,228
                                             -----------     -----------   ------------   ------------  ------------   ------------
 End of period .........................     $ 1,040,075     $   870,146   $  6,512,948   $  5,117,019  $  7,514,273   $  5,340,981
                                             ===========     ===========   ============   ============  ============   ============

-------
 #At $1.00 per share.
 *Commencement of operations, 05/14/98.
**CVP, Vista Shares; commencement of operations, 10/01/98.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. 100% U.S. Treasury Securities Money Market Fund ("CVUSTS"), U.S. Government Money Market Fund ("CVUSG"), Treasury Plus Money Market Fund ("CVTP"), Federal Money Market Fund ("CVF"), Cash Management Fund ("CVCM"), and Prime Money Market Fund ("CVP"), are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The Funds offer various classes of shares as follows:

Fund             Classes Offered
--------------   --------------------------------------------------
CVUSTS .......   Vista, Premier, Institutional
CVUSG ........   Vista, Premier, Institutional
CVTP .........   Vista, Premier, Institutional
CVF ..........   Vista, Premier, Institutional
CVCM .........   Vista, Premier, Institutional
CVP ..........   Vista, Premier, Institutional, B Shares, C Shares

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

   D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   F. Income and Expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g. transfer agent), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

   Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Chase Vista Cash Management Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

   Chase Bank of Texas, National Association ("CBT") is the sub-investment adviser to the Cash Management Fund pursuant to a Sub-Investment Advisory Agreement between Chase and CBT. CBT is a wholly-owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

   B. Shareholder and Fund servicing fees -- The Trust adopted Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, of the average daily net assets of the Vista Class, and 0.25% of the average daily net assets of the Premier, B Shares and C Shares Classes of each Fund. The Shareholder Servicing Agents voluntarily waived fees in the amount of $2,225, $2,891, $703, $253, $982 and $1,858 for the CVUSTS,
   CVUSG, CVTP, CVF, CVCM and CVP, in thousands, respectively.

   No Shareholder Servicing fee was paid for the Institutional Shares.

   Chase and certain of its affiliates are the only Shareholder Servicing
   Agents.

   C. Distribution and sub-administrations fees -- Pursuant to the Distribution and Sub-Administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly, of 0.05% of the average daily net assets of each Fund.

   The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of CVUSG (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CVCM, and for the B Shares and C Shares of the CVP (the "B Plan" and "C Plan", respectively). There are no distribution plans for the Institutional Shares. The Premier, Vista, B and C Share Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CVCM), 0.10% of the average daily net assets of the CVUSG Premier Class and 0.75% of the average daily net assets of the B Shares and C Shares of CVP.

   The Distributor and Sub-Administrator voluntarily waived fees in the amount of $191, $223 and $406 for CVUSTS, CVUSG and CVTP, in thousands, respectively.

   D. Administration fee -- Pursuant to the Administration Agreement, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed daily and paid monthly at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

   Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. Concentration of Credit Risk -- As of February 28, 1999. CVCM invested 52.0% of its net assets in financial institutions, of which 8.3% was invested in Broker Dealers, 25.6% in Banking and 18.1% in other financial service providers. CVP invested 46.8% of its net assets in financial institutions, of which 6.2% was invested in Broker Dealers, 29.4% in Banking and 11.2% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

4. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities in the Statement of Assets and Liabilities were as follows (in thousands):

                     Pension     Accrued Pension
Fund                Expenses        Liability
----------------   ----------   ----------------
CVUSTS .........       $45            $240
CVUSG ..........        66             452
CVTP ...........        23             175
CVF ............         8              67
CVCM ...........        51             309
CVP ............        55             221

Chase Vista Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                    100% U.S. Treasury Securities Money Market Fund
                                           ------------------------------------------------------------------
                                                                      Vista Shares
                                           ------------------------------------------------------------------
                                                           Year Ended                        Year Ended
                                                           August 31,        12/1/95++      November 30,
                                             9/1/98   ---------------------   Through   ---------------------
                                             Through
                                             2/28/99     1998       1997      8/31/96      1995       1994
                                           ---------- ---------- ---------- ----------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .....   $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                                             ------     ------     ------     ------      ------     ------
 Income from Investment Operations:
  Net Investment Income ..................     0.02       0.05       0.05       0.04        0.05       0.03
  Less Dividends from Net
  Investment Income ......................     0.02       0.05       0.05       0.04        0.05       0.03
                                             ------     ------     ------     ------      ------     ------
Net Asset Value, End of Period ...........   $ 1.00     $ 1.00     $ 1.00     $ 1.00      $ 1.00     $ 1.00
                                             ======     ======     ======     ======      ======     ======
Total Return .............................     2.13%      4.92%      4.87%      3.50%       5.15%      3.32%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....   $3,493     $3,051     $2,376     $1,672      $1,338     $1,024
Ratios to Average Net Assets#:
 Expenses ................................     0.59%      0.59%      0.59%      0.60%       0.58%      0.59%
 Net Investment Income ...................     4.25%      4.78%      4.74%      4.58%       4.99%      3.26%
 Expenses Without Waivers and
  Assumption of Expenses .................     0.71%      0.71%      0.71%      0.68%       0.61%      0.62%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses ...............................     4.13%      4.66%      4.62%      4.50%       4.96%      3.23%


                                                             100% U.S. Treasury Securities Money Market Fund
                                         -------------------------------------------------------------------------------------------
                                                         Premier Shares                              Institutional Shares
                                         ----------------------------------------------   ------------------------------------------
                                                           Year Ended                                     Year Ended
                                            9/1/98         August 31,          6/3/96*      9/1/98        August 31,         6/3/96*
                                           Through   -----------------------   Through      Through  ---------------------   Through
                                           2/28/99       1998        1997      8/31/96      2/28/99     1998       1997      8/31/96
                                         ----------- ----------- ----------- ----------   ---------- ---------- ---------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...  $  1.00     $  1.00     $  1.00     $  1.00       $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                          -------     -------     -------     -------       ------     ------    -------    ------
 Income from Investment Operations:
  Net Investment Income ................     0.02        0.05        0.05        0.01         0.02       0.05      0.05       0.01
  Less Dividends from Net
  Investment Income ....................     0.02        0.05        0.05        0.01         0.02       0.05      0.05       0.01
                                          -------     -------     -------     -------       ------     ------    -------    ------
Net Asset Value, End of Period .........  $  1.00     $  1.00     $  1.00     $  1.00       $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                          =======     =======     =======     =======       ======     ======    =======    ======
Total Return ...........................     2.18%       5.00%       4.91%       1.11%        2.31%      5.30%     5.20%      1.23%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...  $    47     $    22     $     6     $     1       $1,074     $1,796    $   81     $    1
Ratios to Average Net Assets#:
 Expenses ..............................     0.50%       0.51%       0.55%       0.42%        0.23%      0.21%     0.27%      0.21%
 Net Investment Income .................     4.30%       4.99%       4.80%       3.45%        4.63%      5.13%     5.06%      3.65%
 Expenses Without Waivers and
  Assumption of Expenses ...............     0.58%       0.78%       0.80%       0.42%        0.30%      0.25%     0.27%      0.21%
 Net Investment Income Without
  Waivers and Assumption of
  Expenses .............................     4.22%       4.72%       4.55%       3.45%        4.56%      5.09%     5.06%      3.65%

-------
++ In 1996, the Fund changed its fiscal year-end from November 30 to August 31.
 * Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

                               Chase Vista Funds
                  Financial Highlights (continued) (unaudited)
                       See notes to financial statements.
                                                                                  U.S. Government Money Market Fund
                                                                   -----------------------------------------------------------------
                                                                                             Vista Shares
                                                                   ------------------------------------------------------ ----------
                                                                     9/1/98              Year Ended August 31,              11/1/93
                                                                     Through  -------------------------------------------   Through
                                                                     2/28/99     1998       1997       1996       1995     8/31/94++
                                                                   ---------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period .............................   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                                     ------     ------     ------     ------    ------     ------
 Income from Investment Operations:
  Net Investment Income ..........................................     0.02       0.05       0.05       0.05      0.05       0.03
  Less Dividends from Net Investment Income ......................     0.02       0.05       0.05       0.05      0.05       0.03
                                                                     ------     ------     ------     ------    ------     ------
Net Asset Value, End of Period ...................................   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                                                     ======     ======     ======     ======    ======     ======
Total Return .....................................................     2.28%      5.14%      5.04%      4.97%     5.05%      2.48%
Ratios/Supplemental Data
Net Assets, End of Period (millions) .............................   $3,567     $3,033     $2,139     $2,057    $  341    $   335
Ratios to Average Net Assets#:
 Expenses ........................................................     0.59%      0.59%      0.59%      0.65%     0.80%      0.80%
 Net Investment Income ...........................................     4.54%      5.01%      4.93%      4.83%     4.93%      2.94%
 Expenses Without Waivers and Assumption of Expenses .............     0.69%      0.70%      0.72%      0.73%     0.80%      0.80%
 Net Investment Income Without Waivers and Assumption of Expenses      4.44%      4.90%      4.80%      4.75%     4.93%      2.94%

-------
 #  Short periods have been annualized.
 ++ In 1994, the Fund changed its fiscal year-end from October 31 to August 31.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                  U.S. Government Money Market Fund
                                                  ------------------------------------------------------------------
                                                                            Premier Shares
                                                  ------------------------------------------------------------------
                                                                        Year Ended August 31,              11/1/93
                                                    9/1/98   -------------------------------------------   Through
                                                    Through
                                                    2/28/99     1998       1997       1996       1995     8/31/94++
                                                  ---------- ---------- ---------- ---------- ---------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                    ------     ------    ------     ------     ------      ------
 Income from Investment Operations:
  Net Investment Income .........................     0.02       0.05      0.05       0.05       0.05        0.03
  Less Dividends from Net Investment Income .....     0.02       0.05
0.05       0.05       0.05        0.03
                                                    ------     ------    ------     ------     ------      ------
Net Asset Value, End of Period ..................   $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                                    ======     ======    ======     ======     ======      ======
Total Return ....................................     2.35%      5.25%     5.08%      5.15%      5.31%       2.70%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ............   $1,060     $1,084    $  837     $  802     $  764      $  546
Ratios to Average Net Assets#:
 Expenses .......................................     0.45%      0.48%     0.55%      0.55%      0.55%       0.55%
 Net Investment Income ..........................     4.68%      5.12%     4.97%      5.04%      5.22%       3.13%
 Expenses Without Waivers and Assumption
  of Expenses ...................................     0.59%      0.60%     0.60%      0.59%      0.59%       0.61%
 Net Investment Income Without Waivers
  and Assumption of Expenses ....................     4.54%      5.00%     4.92%      5.00%      5.18%       3.07%



                               Chase Vista Funds
                  Financial Highlights (continued) (unaudited)
                       See notes to financial statements.
                                                                     U.S. Government Money Market Fund
                                                  -----------------------------------------------------------------------
                                                                           Institutional Shares
                                                  -----------------------------------------------------------------------
                                                     9/1/98                Year Ended August 31,                12/10/93*
                                                    Through   -----------------------------------------------   Through
                                                    2/28/99       1998        1997        1996        1995      8/31/94++
                                                  ----------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                    -------     -------     -------     -------    -------     -------
 Income from Investment Operations:
  Net Investment Income .........................      0.02        0.05        0.05        0.05       0.05        0.03
  Less Dividends from Net Investment Income .....      0.02        0.05        0.05        0.05       0.05        0.03
                                                    -------     -------     -------     -------    -------     -------
Net Asset Value, End of Period ..................   $  1.00     $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                                    =======     =======     =======     =======    =======     =======
Total Return ....................................      2.45%       5.51%       5.40%       5.45%      5.60%       2.61%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ............   $ 3,056     $ 2,797     $ 2,955     $ 1,182    $   466     $   213
Ratios to Average Net Assets#:
 Expenses .......................................      0.25%       0.24%       0.24%       0.27%      0.27%       0.27%
 Net Investment Income ..........................      4.88%       5.36%       5.29%       5.30%      5.58%       3.81%
 Expenses Without Waivers and Assumption
  of Expenses ...................................      0.30%       0.24%       0.24%       0.27%      0.28%       0.27%
 Net Investment Income Without Waivers
  and Assumption of Expenses ....................      4.83%       5.36%       5.29%       5.30%      5.57%       3.81%

-------
 * Commencement of offering class of shares.
 # Short periods have been annualized.
 ++ In 1994, the Fund changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                  Treasury Plus Money Market Fund
                                           -------------------------------------------
                                                          Vista Shares
                                           -------------------------------------------
                                                           Year Ended
                                             9/1/98        August 31,         5/6/96*
                                             Through  ---------------------   Through
                                             2/28/99     1998       1997      8/31/96
                                           ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period         $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                             ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ..................     0.02       0.05       0.05       0.02
  Less Dividends from Net
  Investment Income ......................     0.02       0.05       0.05       0.02
                                             ------     ------     ------     ------
Net Asset Value, End of Period ...........   $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                             ======     ======     ======     ======
Total Return .............................     2.16%      5.05%      4.89%      1.50%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....   $1,506     $1,316     $1,606     $1,382
Ratios to Average Net Assets#:
 Expenses ................................     0.59%      0.59%      0.59%      0.59%
 Net Investment Income ...................     4.30%      4.92%      4.79%      4.63%
 Expenses Without Waivers and
  Assumption of Expenses .................     0.69%      0.70%      0.70%      0.73%
 Net Investment Income Without
  Waivers and Assumption of
 Expenses ................................     4.20%      4.81%      4.68%      4.49%

                                                               Treasury Plus Money Market Fund
                                           ------------------------------------------------------------------------
                                                                        Premier Shares
                                           ------------------------------------------------------------------------

                                              9/1/98                 Year Ended August 31,                4/22/94*
                                             Through    -----------------------------------------------   Through
                                             2/28/99        1998        1997        1996        1995       8/31/94
                                           -----------  ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period        $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                            -------      -------     -------     -------     -------     -------
 Income from Investment Operations:
  Net Investment Income ..................     0.02         0.05        0.05        0.05        0.05        0.01
  Less Dividends from Net
  Investment Income ......................     0.02         0.05        0.05        0.05        0.05        0.01
                                            -------      -------     -------     -------     -------     -------
Net Asset Value, End of Period ...........  $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                            =======      =======     =======     =======     =======     =======
Total Return .............................     2.23%        5.18%       4.98%       5.07%       5.17%       1.37%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $   204      $   155     $   131     $   106     $    19     $     1
Ratios to Average Net Assets#:
 Expenses ................................     0.46%        0.46%       0.51%       0.52%       0.50%       0.49%
 Net Investment Income ...................     4.43%        5.06%       4.88%       4.85%       5.23%       3.85%
 Expenses Without Waivers and
  Assumption of Expenses .................     0.50%        0.50%       0.53%       0.63%       1.57%       0.89%
 Net Investment Income Without
  Waivers and Assumption of
 Expenses ................................     4.39%        5.02%       4.86%       4.74%       4.16%       3.45%


                                                             Treasury Plus Money Market Fund
                                           -----------------------------------------------------------------
                                                                   Institutional Shares
                                           -----------------------------------------------------------------
                                            9/1/98                 Year Ended August 31,
                                            Through  -------------------------------------------------------
                                            2/28/99     1998        1997       1996       1995      8/31/94
                                           --------- ----------  ---------- ---------- ---------- ----------
                                           C>
Per Share Operating Performance
Net Asset Value, Beginning of Period        $ 1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            ------    ------      ------     ------     ------     ------
 Income from Investment Operations:
  Net Investment Income ..................    0.02      0.05        0.05       0.05       0.05       0.01
  Less Dividends from Net
  Investment Income ......................    0.02      0.05        0.05       0.05       0.05       0.01
                                            ------    ------      ------     ------     ------     ------
Net Asset Value, End of Period ...........  $ 1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                            ======    ======      ======     ======     ======     ======
Total Return .............................    2.34%     5.44%       5.24%      5.29%      5.36%      1.45%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .....  $1,150    $  876      $  292     $  189     $   18     $   15
Ratios to Average Net Assets#:
 Expenses ................................    0.23%     0.21%       0.26%      0.30%      0.32%      0.32%
 Net Investment Income ...................    4.66%     5.29%       5.16%      5.11%      5.21%      3.93%
 Expenses Without Waivers and
  Assumption of Expenses .................    0.30%     0.25%       0.26%      0.38%      0.89%      0.53%
 Net Investment Income Without
  Waivers and Assumption of
 Expenses ................................    4.59%     5.25%       5.16%      5.03%      4.64%      3.72%

-------
# Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                   Federal Money Market Fund
                                                ---------------------------------------------------------------
                                                                         Vista Shares
                                                ---------------------------------------------------------------
                                                  9/1/98             Year Ended August 31,             5/9/94*
                                                 Through  -------------------------------------------  Through
                                                 2/28/99     1998       1997       1996       1995     8/31/94
                                                --------- ---------- ---------- ---------- ---------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........  $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ------    ------     ------     ------     ------     ------
Income from Investment Operations:
 Net Investment Income ........................    0.02      0.05       0.05       0.05       0.05       0.01
 Less Dividends from Net Investment Income ....    0.02      0.05       0.05       0.05       0.05       0.01
                                                 ------    ------     ------     ------     ------     ------
Net Asset Value, End of Period ................  $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                 ======    ======     ======     ======     ======     ======
Total Return ..................................    2.21%     4.94%      4.91%      4.83%      5.20%      1.26%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ..........  $  490    $  359     $  301     $  353     $  203     $   20
Ratios to Average Net Assets#:
 Expenses .....................................    0.70%     0.70%      0.70%      0.70%      0.69%      0.40%
 Net Investment Income ........................    4.40%     4.88%      4.79%      4.79%      5.16%      4.36%
 Expenses Without Waivers and Assumption
  of Expenses 0.79% ...........................    0.79%     0.84%      0.82%      0.93%      0.93%      1.02%
 Net Investment Income Without Waivers
  and Assumption of Expenses ..................    4.31%     4.74%      4.67%      4.56%      4.92%      3.74%


                                                                      Federal Money Market Fund
                                                ----------------------------------------------------------------------
                                                                            Premier Shares
                                                ----------------------------------------------------------------------
                                                   9/1/98                Year Ended August 31,                4/22/94*
                                                  Through   -----------------------------------------------   Through
                                                  2/28/99       1998        1997        1996        1995      8/31/94
                                                ----------- ----------- ----------- ----------- ----------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ..........  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 -------     -------     -------     -------     -------     -------
Income from Investment Operations:
 Net Investment Income ........................     0.02        0.05        0.05        0.05        0.05        0.01
 Less Dividends from Net Investment Income ....     0.02        0.05        0.05        0.05        0.05        0.01
                                                 -------     -------     -------     -------     -------     -------
Net Asset Value, End of Period ................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 =======     =======     =======     =======     =======     =======
Total Return ..................................     2.31%       5.22%       5.12%       5.14%       5.40%       1.47%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ..........  $   299     $   313     $   400     $   249     $   149     $    56
Ratios to Average Net Assets#:
 Expenses .....................................     0.50%       0.50%       0.50%       0.50%       0.49%       0.35%
 Net Investment Income ........................     4.62%       5.07%       5.01%       4.99%       5.32%       4.38%
 Expenses Without Waivers and Assumption
  of Expenses 0.79% ...........................     0.50%       0.51%       0.52%       0.52%       0.59%       0.74%
 Net Investment Income Without Waivers
  and Assumption of Expenses ..................     4.62%       5.06%       4.99%       4.97%       5.22%       3.99%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                        Federal Money Market Fund
                                                     ----------------------------------------------------------------
                                                                           Institutional Shares
                                                     ----------------------------------------------------------------
                                                                          Year Ended August 31,             4/20/94*
                                                       9/1/98  -------------------------------------------   Through
                                                      Through
                                                      2/28/99     1998       1997       1996       1995      8/31/94
                                                     --------- ---------- ---------- ---------- ---------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ............... $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ------    ------     ------     ------     ------     ------
 Net Investment Income .............................   0.02      0.05       0.05       0.05       0.05       0.02
 Less Dividends from Net Investment Income .........   0.02      0.05       0.05       0.05       0.05       0.02
                                                     ------    ------     ------     ------     ------     ------
Net Asset Value, End of Period ..................... $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                     ======    ======     ======     ======     ======     ======
Total Return .......................................   2.43%     5.46%      5.35%      5.35%      5.57%      1.54%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ............... $  251    $  198     $  131     $  141     $  114     $  117
Ratios to Average Net Assets#:
 Expenses ..........................................   0.26%     0.27%      0.27%      0.30%      0.31%      0.30%
 Net Investment Income .............................   4.85%     5.32%      5.23%      5.20%      5.45%      4.26%
 Expenses Without Waivers and Assumption
  of Expenses ......................................   0.32%     0.27%      0.27%      0.30%      0.37%      0.49%
 Net Investment Income Without Waivers and
  Assumption of Expenses ...........................   4.79%     5.32%      5.23%      5.20%      5.39%      4.07%



                               Chase Vista Funds
                  Financial Highlights (continued) (unaudited)
                       See notes to financial statements.
                                                                              Cash Management Fund
                                                     -----------------------------------------------------------------------
                                                                                  Vista Shares
                                                     -----------------------------------------------------------------------
                                                        9/1/98    Year Ended August 31,    12/1/95++ Year Ended November 30,
                                                       Through   -----------------------   Through   -----------------------
                                                       2/28/99       1998        1997       8/31/96      1995        1994
                                                     ----------- ----------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...............   $  1.00    $  1.00     $  1.00      $ 1.00    $  1.00     $  1.00
                                                       -------    -------     -------     -------    -------     -------
 Net Investment Income .............................      0.02       0.05        0.05        0.04       0.05        0.04
 Less Dividends from Net Investment Income .........      0.02       0.05        0.05        0.04       0.05        0.04
                                                       -------    -------     -------     -------    -------     -------
Net Asset Value, End of Period .....................   $  1.00    $  1.00     $ 1.000     $  1.00    $  1.00     $ 1.000
                                                       =======    =======     =======     =======    =======     =======
Total Return .......................................      2.39%      5.23%       5.09%       3.69%      5.49%       3.62%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...............   $ 5,106    $ 3,642    $  2,576     $ 1,621    $ 1,634     $   990
Ratios to Average Net Assets#:
 Expenses ..........................................      0.59%      0.59%       0.59%       0.60%      0.58%       0.58%
 Net Investment Income .............................      4.74%      5.09%       4.99%       4.91%      5.35%       3.62%
 Expenses Without Waivers and Assumption
  of Expenses ......................................      0.62%      0.61%       0.62%       0.63%      0.62%       0.62%
 Net Investment Income Without Waivers and
  Assumption of Expenses ...........................      4.71%      5.07%       4.96%       4.88%      5.31%       3.58%

-------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                                Cash Management Fund
                                               -------------------------------------------------------------------------------------
                                                            Premier Shares                           Institutional Shares
                                               ---------------------------------------- --------------------------------------------
                                                 9/1/98  Year Ended August 31,  5/6/96*    9/1/98    Year Ended August 31,   5/6/96*
                                                Through  ---------------------  Through   Through  -----------------------   Through
                                                2/28/99     1998       1997     8/31/96   2/28/99      1998        1997      8/31/96
                                               --------- ---------- ---------- -------- ---------- ----------- ----------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period .......... $ 1.00    $ 1.00     $ 1.00     $ 1.00    $  1.00    $  1.00    $  1.00     $  1.00
                                                ------    ------     ------     ------    -------    -------    -------     -------
 Income from Investment Operations:
 Net Investment Income ........................   0.02      0.05       0.05       0.02       0.03       0.06       0.05        0.02
  Less Dividends from Net Investment Income ...   0.02      0.05       0.05       0.02       0.03       0.06       0.05        0.02
                                                ------    ------     ------     ------    -------    -------    -------     -------
Net Asset Value, End of Period ................ $ 1.00    $ 1.00     $ 1.00     $ 1.00    $  1.00    $  1.00    $  1.00     $  1.00
                                                ======    ======     ======     ======    =======    =======    =======     =======
Total Return ..................................   2.46%     5.35%      5.18%      1.61%      2.56%      5.59%      5.45%       1.69%
Ratios/Supplemental Data
Net Assets, End of Period (millions) .......... $  348    $  415     $  375     $  433    $ 1,059    $ 1,060    $   924     $   657
Ratios to Average Net Assets#:
 Expenses .....................................   0.45%     0.47%      0.50%      0.50%      0.25%      0.24%      0.24%       0.25%
 Net Investment Income ........................   4.90%     5.22%      5.07%      4.93%      5.08%      5.45%      5.34%       5.22%
 Expenses Without Waivers and Assumption
  of Expenses .................................   0.50%     0.52%      0.51%      0.52%      0.30%      0.24%      0.24%       0.25%
 Net Investment Income Without Waivers
  and Assumption of Expenses                      4.85%     5.17%      5.06%      4.91%      5.04%      5.45%      5.34%       5.22%

-------
* Commencement of offering class of shares.
# Short periods have been annualized.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                          Prime Money Market Fund
                                                 -------------------------------------------------------------------------
                                                                              Premier Shares
                                                 -------------------------------------------------------------------------
                                                    9/1/98                Year Ended August 31,                11/15/93**
                                                   Through   -----------------------------------------------    Through
                                                   2/28/99       1998        1997        1996        1995        8/31/94
                                                 ----------- ----------- ----------- ----------- ----------- -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00
                                                  -------     -------     -------     -------     -------      -------
 Net Investment Income .........................     0.02        0.05        0.05        0.05        0.05         0.03
 Less Dividends from Net Investment Income .....     0.02        0.05        0.05        0.05        0.05         0.03
                                                  -------     -------     -------     -------     -------      -------
Net Asset Value, End of Period .................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00      $  1.00
                                                  =======     =======     =======     =======     =======      =======
Total Return ...................................     2.46%       5.44%       5.34%       5.32%       5.44%        2.75%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........  $   811     $   590     $   499     $   419     $    63      $    73
Ratios to Average Net Assets#:
 Expenses ......................................     0.45%       0.45%       0.45%       0.45%       0.45%        0.45%
 Net Investment Income .........................     4.89%       5.29%       5.17%       5.18%       5.24%        3.15%
 Expenses Without Waivers and Assumption
  of Expenses ..................................     0.49%       0.51%       0.53%       0.51%       0.65%        0.56%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................     4.85%       5.23%       5.09%       5.12%       5.04%        3.04%


                                                                     Prime Money Market Fund
                                                 ----------------------------------------------------------------
                                                                       Institutional Shares
                                                 ----------------------------------------------------------------
                                                   9/1/98              Year Ended August 31,             4/26/94*
                                                   Through  -------------------------------------------  Through
                                                   2/28/99     1998       1997       1996       1995     3/31/94
                                                 ---------- ---------- ---------- ---------- ---------- ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period ...........   $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                   ------     ------     ------    ------     ------     ------
 Net Investment Income .........................     0.03       0.06       0.05      0.05       0.06       0.01
 Less Dividends from Net Investment Income .....     0.03       0.06       0.05      0.05       0.06       0.01
                                                   ------     ------     ------    ------     ------     ------
Net Asset Value, End of Period .................   $ 1.00     $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00
                                                   ======     ======     ======    ======     ======     ======
Total Return ...................................     2.56%      5.65%      5.49%     5.51%      5.62%      1.50%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) ...........   $6,661     $4,722     $1,348    $  725     $  186     $   58
Ratios to Average Net Assets#:
 Expenses ......................................     0.25%      0.24%      0.25%     0.26%      0.27%      0.27%
 Net Investment Income .........................     5.07%      5.50%      5.37%     5.33%      5.57%      4.21%
 Expenses Without Waivers and Assumption
  of Expenses ..................................     0.31%      0.24%      0.25%     0.26%      0.35%      0.37%
 Net Investment Income Without Waivers and
  Assumption of Expenses .......................     5.01%      5.50%      5.37%     5.33%      5.49%      4.11%

-------
  # Short periods have been annualized.
  * Commencement of offering of classes of shares.
 ** Commencement of operations.

                       See notes to financial statements.

Chase Vista Funds
Financial Highlights (continued) (unaudited)
--------------------------------------------------------------------------------

                                                                    Prime Money Market Fund
                                                   ----------------------------------------------------------
                                                                            B Shares
                                                   ----------------------------------------------------------
                                                      9/1/98               Year Ended August 31,
                                                     Through  -----------------------------------------------
                                                     2/28/99      1998        1997        1996        1995
                                                   ---------- ----------- ----------- ----------- -----------
Per Share Operating Performance
Net Asset Value,
  Beginning of Period ............................  $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                    -------    -------     -------     -------     -------
 Net Investment Income ...........................     0.02       0.05        0.04        0.04        0.04
 Less Dividends from Net Investment Income .......     0.02       0.05        0.04        0.04        0.04
                                                    -------    -------     -------     -------     -------
Net Asset Value, End of Period ...................  $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                    =======    =======     =======     =======     =======
Total Return .....................................     2.05%      4.60%       4.33%       4.25%       4.37%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .............  $    32    $    29     $    10     $    16     $     5
Ratios to Average Net Assets#:
 Expenses ........................................     1.25%      1.25%       1.35%       1.47%       1.47%
 Net Investment Income ...........................     4.12%      4.49%       4.27%       4.17%       4.33%
 Expenses Without Waivers and  Assumption of
 Expenses ........................................     1.50%      1.50%       1.53%       1.71%       2.53%
 Net Investment Income Without Waivers
  and Assumption of Expenses .....................     3.87%      4.24%       4.09%       3.93%       3.27%

                                                               Prime Money Market Fund
                                                   -----------------------------------------------
                                                    B Shares                Vista Shares
                                                   -----------            --------------
                                                     4/21/94*    9/1/98   5/14/98*      10/1/98
                                                     Through    Through    Through      Through
                                                      8/31/94   2/28/99    8/31/98      2/28/99
                                                   ----------- --------- ---------- --------------
Per Share Operating Performance
Net Asset Value,
  Beginning of Period ............................  $  1.00     $ 1.00    $ 1.00       $  1.00
                                                    -------     ------    ------       -------
 Net Investment Income ...........................     0.01       0.02      0.01          0.02
 Less Dividends from Net Investment Income .......     0.01       0.02      0.01          0.02
                                                    -------     ------    ------       -------
Net Asset Value, End of Period ...................  $  1.00     $ 1.00    $ 1.00       $  1.00
                                                    =======     ======    ======       =======
Total Return .....................................     1.11%      1.93%     1.29%         2.25%
Ratios/Supplemental Data:
Net Assets, End of Period (millions) .............  $     1     $    1    $    1       $    10
Ratios to Average Net Assets#:
 Expenses ........................................     1.47%      1.50%     1.50%         0.59%
 Net Investment Income ...........................     2.96%      3.78%     4.21%         4.60%
 Expenses Without Waivers and  Assumption of
 Expenses ........................................     1.67%      1.50%     1.50%         0.94%
 Net Investment Income Without Waivers
  and Assumption of Expenses .....................     2.76%      3.78%     4.21%         4.25%

-------
 # Short periods have been annualized.
** Commencement of operations.
 * Commencement of offering of classes of shares.

See notes to financial statements.